AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 89.4%
Common Stocks — 53.5%
Aerospace & Defense — 1.2%
Aerojet Rocketdyne Holdings, Inc.*(a)	55,800	$ 2,818,458
Axon Enterprise, Inc.*(a)	75,772	4,302,334
Boeing Co. (The)	183,684	69,886,252
BWX Technologies, Inc.(a)	64,200	3,672,882
Cubic Corp.	26,100	1,838,223
HEICO Corp. (Class A Stock)	32,025	3,116,353
L3Harris Technologies, Inc.	98,438	20,538,104
Meggitt PLC (United Kingdom)	2,306,531	17,924,736
Northrop Grumman Corp.	70,670	26,486,409
Teledyne Technologies, Inc.*	5,600	1,803,144
Textron, Inc.(a)	251,098	12,293,758
Triumph Group, Inc.(a)	105,300	2,409,264
United Technologies Corp.	41,077	5,607,832
		172,697,749
Air Freight & Logistics — 0.2%
United Parcel Service, Inc. (Class B Stock)	246,069	29,483,988
Airlines — 0.2%
Alaska Air Group, Inc.	104,054	6,754,145
Allegiant Travel Co.	12,200	1,825,852
Delta Air Lines, Inc.	197,612	11,382,451
Hawaiian Holdings, Inc.(a)	66,400	1,743,664
United Airlines Holdings, Inc.*	119,574	10,571,538
		32,277,650
Auto Components — 0.5%
Aisin Seiki Co. Ltd. (Japan)	187,400	5,913,713
Aptiv PLC	149,195	13,042,627
Autoliv, Inc. (Sweden), SDR	113,310	8,890,630
Garrett Motion, Inc. (Switzerland)*(a)	18,450	183,762
Gentherm, Inc.*	80,700	3,315,559
Magna International, Inc. (Canada)(a)	592,747	31,611,198
Stanley Electric Co. Ltd. (Japan)	322,000	8,573,462
Sumitomo Rubber Industries Ltd. (Japan)	367,700	4,380,249
Veoneer, Inc. (Sweden)*(a)	80,500	1,206,695
		77,117,895
Automobiles — 0.4%
Ferrari NV (Italy)(a)	90,486	13,942,988
Honda Motor Co. Ltd. (Japan)	225,800	5,873,851
Suzuki Motor Corp. (Japan)	240,000	10,209,431
Tesla, Inc.*(a)	29,200	7,033,404
Toyota Motor Corp. (Japan)	388,100	26,050,488
		63,110,162
Banks — 3.6%
ABN AMRO Bank NV (Netherlands), 144A, CVA	600,724	10,591,845
Ameris Bancorp	63,800	2,567,312
Australia & New Zealand Banking Group Ltd. (Australia)	691,404	13,304,020
Bank of America Corp.	781,840	22,806,273
BankUnited, Inc.	107,300	3,607,426
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom), ADR(a)	233,506	$ 1,713,934
BNP Paribas SA (France)	373,560	18,194,216
BOK Financial Corp.	16,403	1,298,297
Bridge Bancorp, Inc.	58,300	1,723,348
CenterState Bank Corp.	72,410	1,736,754
Citigroup, Inc.	742,296	51,277,808
Commerzbank AG (Germany)	410,258	2,381,007
Danske Bank A/S (Denmark)	461,593	6,431,368
DBS Group Holdings Ltd. (Singapore)	499,962	9,047,058
DNB ASA (Norway)	1,057,493	18,623,993
East West Bancorp, Inc.	65,200	2,887,708
Erste Group Bank AG (Austria)*	109,090	3,607,274
Fifth Third Bancorp	910,729	24,935,760
First Republic Bank(a)	123,349	11,927,848
Hilltop Holdings, Inc.	108,100	2,582,509
Home BancShares, Inc.(a)	153,536	2,885,709
ING Groep NV (Netherlands)	1,456,177	15,254,331
Intesa Sanpaolo SpA (Italy)	3,648,235	8,665,106
JPMorgan Chase & Co.	697,893	82,135,027
KeyCorp	86,347	1,540,431
Lloyds Banking Group PLC (United Kingdom)	18,677,567	12,423,518
Mitsubishi UFJ Financial Group, Inc. (Japan)	3,024,200	15,403,698
National Bank Holdings Corp. (Class A Stock)	61,000	2,085,590
National Bank of Canada (Canada)(a)	295,500	14,703,068
Pinnacle Financial Partners, Inc.	63,168	3,584,784
PNC Financial Services Group, Inc. (The)	68,864	9,651,978
Popular, Inc. (Puerto Rico)	80,700	4,364,256
Prosperity Bancshares, Inc.(a)	43,110	3,044,859
Seacoast Banking Corp. of Florida*	82,000	2,075,420
Signature Bank	34,000	4,053,480
South State Corp.(a)	5,700	429,210
Standard Chartered PLC (United Kingdom)	1,140,872	9,582,208
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	254,181	9,214,621
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,678,488	15,723,250
Texas Capital Bancshares, Inc.*	35,660	1,948,819
Towne Bank	112,200	3,119,721
U.S. Bancorp	45,966	2,543,758
United Overseas Bank Ltd. (Singapore)	767,100	14,243,477
Webster Financial Corp.	58,100	2,723,147
Wells Fargo & Co.	1,224,329	61,755,155
Westamerica Bancorporation(a)	17,900	1,113,022
Western Alliance Bancorp	90,200	4,156,416
		519,669,817
Beverages — 0.9%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	17,000	6,189,360
Coca-Cola Co. (The)	458,418	24,956,276
Diageo PLC (United Kingdom)	450,726	18,421,464
Keurig Dr. Pepper, Inc.(a)	252,078	6,886,771
A1

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Kirin Holdings Co. Ltd. (Japan)	348,000	$ 7,380,098
Monster Beverage Corp.*	184,049	10,685,885
PepsiCo, Inc.	362,936	49,758,526
		124,278,380
Biotechnology — 1.2%
AbbVie, Inc.	562,130	42,564,484
Acceleron Pharma, Inc.*	100,900	3,986,559
Agios Pharmaceuticals, Inc.*(a)	32,700	1,059,480
Aimmune Therapeutics, Inc.*(a)	137,200	2,872,968
Alexion Pharmaceuticals, Inc.*	73,907	7,238,452
Alkermes PLC*	89,500	1,746,145
Amgen, Inc.	127,930	24,755,734
Ascendis Pharma A/S (Denmark), ADR*(a)	31,400	3,024,448
Biogen, Inc.*	34,378	8,003,886
BioMarin Pharmaceutical, Inc.*	92,318	6,222,233
Calyxt, Inc.*	59,150	333,606
CSL Ltd. (Australia)	41,563	6,572,127
Exact Sciences Corp.*	45,200	4,084,724
Exelixis, Inc.*	205,400	3,632,499
Gilead Sciences, Inc.	166,569	10,557,143
Homology Medicines, Inc.*(a)	60,814	1,100,733
Immunomedics, Inc.*(a)	104,600	1,386,996
Incyte Corp.*	29,537	2,192,532
Insmed, Inc.*(a)	61,258	1,080,591
Ironwood Pharmaceuticals, Inc.*(a)	142,000	1,219,070
Neurocrine Biosciences, Inc.*	56,200	5,064,182
Regeneron Pharmaceuticals, Inc.*	5,718	1,586,173
Sage Therapeutics, Inc.*(a)	34,400	4,825,976
Seattle Genetics, Inc.*	42,200	3,603,880
Ultragenyx Pharmaceutical, Inc.*(a)	24,500	1,048,110
United Therapeutics Corp.*	13,000	1,036,750
Vertex Pharmaceuticals, Inc.*	101,515	17,198,671
Xencor, Inc.*(a)	11,000	371,030
		168,369,182
Building Products — 0.1%
Armstrong World Industries, Inc.	32,300	3,123,410
Fortune Brands Home & Security, Inc.	103,503	5,661,614
Insteel Industries, Inc.	43,500	893,055
Quanex Building Products Corp.	124,900	2,258,192
		11,936,271
Capital Markets — 1.1%
Ameriprise Financial, Inc.	33,478	4,924,614
Blackstone Group, Inc. (The) (Class A Stock)(a)	36,700	1,792,428
Cboe Global Markets, Inc.	110,092	12,650,672
Charles Schwab Corp. (The)	460,208	19,250,501
Close Brothers Group PLC (United Kingdom)	129,045	2,233,061
CME Group, Inc.(a)	43,311	9,153,347
E*TRADE Financial Corp.	87,600	3,827,244
FactSet Research Systems, Inc.(a)	20,700	5,029,479
GAM Holding AG (Switzerland)*	371,327	1,488,837
Intercontinental Exchange, Inc.	248,939	22,969,601
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Janus Henderson Group PLC (United Kingdom)(a)	59,277	$ 1,331,361
KKR & Co., Inc. (Class A Stock)	341,430	9,167,395
Macquarie Group Ltd. (Australia)	163,203	14,445,895
Morgan Stanley	342,638	14,620,363
Raymond James Financial, Inc.	79,245	6,534,543
S&P Global, Inc.	26,822	6,570,854
State Street Corp.	104,560	6,188,906
TD Ameritrade Holding Corp.	390,729	18,247,044
		160,426,145
Chemicals — 1.4%
AgroFresh Solutions, Inc.*(a)	58,977	155,110
Air Liquide SA (France)	95,842	13,653,945
Air Products & Chemicals, Inc.	64,556	14,322,394
Akzo Nobel NV (Netherlands)	5,233	466,715
Asahi Kasei Corp. (Japan)	1,342,700	13,307,417
Axalta Coating Systems Ltd.*	127,200	3,835,080
BASF SE (Germany)	185,690	12,985,286
Cabot Corp.	30,900	1,400,388
CF Industries Holdings, Inc.	12,324	606,341
Corteva, Inc.	52,526	1,470,728
Covestro AG (Germany), 144A	174,341	8,622,530
Croda International PLC (United Kingdom)	8,603	512,893
Dow, Inc.	222,708	10,612,036
DuPont de Nemours, Inc.	277,154	19,763,852
GCP Applied Technologies, Inc.*	100,100	1,926,925
Incitec Pivot Ltd. (Australia)	101,586	232,113
International Flavors & Fragrances, Inc.(a)	28,613	3,510,529
Johnson Matthey PLC (United Kingdom)	322,782	12,112,047
Koninklijke DSM NV (Netherlands)	5,170	622,237
Linde PLC (United Kingdom)	177,992	34,480,610
Minerals Technologies, Inc.	26,100	1,385,649
Orion Engineered Carbons SA (Luxembourg)	5,600	93,576
PPG Industries, Inc.	88,051	10,434,924
Quaker Chemical Corp.(a)	2,075	328,141
RPM International, Inc.	147,389	10,141,837
Sherwin-Williams Co. (The)	19,795	10,884,677
Symrise AG (Germany)	4,378	426,029
Tosoh Corp. (Japan)	143,300	1,914,369
Umicore SA (Belgium)	286,568	10,817,001
Valvoline, Inc.	123,831	2,727,997
Victrex PLC (United Kingdom)	8,880	235,087
Westlake Chemical Corp.(a)	64,491	4,225,450
Yara International ASA (Norway)	8,538	368,087
		208,582,000
Commercial Services & Supplies — 0.1%
HNI Corp.	46,600	1,654,300
IAA, Inc.*	22,200	926,406
KAR Auction Services, Inc.(a)	22,200	545,010
Mobile Mini, Inc.	72,850	2,685,251

A2

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Waste Connections, Inc.	131,357	$ 12,084,844
		17,895,811
Communications Equipment — 0.6%
Cisco Systems, Inc.	1,029,107	50,848,177
Juniper Networks, Inc.	238,399	5,900,375
Lumentum Holdings, Inc.*(a)	31,500	1,687,140
Motorola Solutions, Inc.	101,296	17,261,851
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,507,322	12,029,256
		87,726,799
Construction & Engineering — 0.0%
Aegion Corp.*	60,600	1,295,628
Jacobs Engineering Group, Inc.(a)	4,100	375,150
Valmont Industries, Inc.	20,400	2,824,176
		4,494,954
Consumer Finance — 0.2%
Ally Financial, Inc.	469,119	15,555,986
Capital One Financial Corp.	98,685	8,978,361
SLM Corp.	352,600	3,111,695
Synchrony Financial	240,307	8,192,066
		35,838,108
Containers & Packaging — 0.2%
Amcor PLC	837,605	8,069,894
Avery Dennison Corp.	70,362	7,991,012
Ball Corp.	11,980	872,264
Graphic Packaging Holding Co.	143,400	2,115,150
International Paper Co.(a)	105,291	4,403,270
Myers Industries, Inc.	143,800	2,538,070
Packaging Corp. of America(a)	19,154	2,032,239
Sealed Air Corp.	83,210	3,454,047
Vidrala SA (Spain)	3,289	275,945
		31,751,891
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	30,700	4,681,750
frontdoor, Inc.*	44,800	2,175,936
Service Corp. International	98,330	4,701,157
ServiceMaster Global Holdings, Inc.*	69,200	3,868,280
		15,427,123
Diversified Financial Services — 0.8%
AXA Equitable Holdings, Inc.	577,226	12,791,328
Berkshire Hathaway, Inc. (Class B Stock)*	284,596	59,201,660
Challenger Ltd. (Australia)	1,669,025	8,327,530
Element Fleet Management Corp. (Canada)	1,705,790	13,647,865
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,199,200	6,974,673
Voya Financial, Inc.	244,160	13,292,070
		114,235,126
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 1.0%
AT&T, Inc.(a)	1,145,978	$ 43,363,807
GCI Liberty, Inc. (Class A Stock)*	69,600	4,320,072
KT Corp. (South Korea)	219,551	5,041,053
Nippon Telegraph & Telephone Corp. (Japan)	766,500	36,623,389
Telecom Italia SpA (Italy), RSP	8,838,988	4,842,113
Telefonica Deutschland Holding AG (Germany)	3,251,090	9,076,968
Telstra Corp. Ltd. (Australia)	821,754	1,947,030
Verizon Communications, Inc.	531,770	32,097,637
Zayo Group Holdings, Inc.*	74,600	2,528,940
		139,841,009
Electric Utilities — 0.8%
Alliant Energy Corp.	5,602	302,116
American Electric Power Co., Inc.	6,629	621,071
Edison International	203,870	15,375,875
Entergy Corp.	125,546	14,734,079
Evergy, Inc.	4,317	287,340
Eversource Energy(a)	168,539	14,405,028
NextEra Energy, Inc.	211,973	49,387,589
OGE Energy Corp.	99,900	4,533,462
PNM Resources, Inc.	81,800	4,260,144
Southern Co. (The)	275,692	17,029,495
Xcel Energy, Inc.	8,200	532,098
		121,468,297
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	717,026	14,103,398
Hubbell, Inc.	36,994	4,861,012
Legrand SA (France)	118,622	8,470,506
Melrose Industries PLC (United Kingdom)	4,952,195	12,268,926
Mitsubishi Electric Corp. (Japan)	1,565,800	20,911,259
Prysmian SpA (Italy)	415,088	8,920,448
Schneider Electric SE (France)	4,122	361,403
Sensata Technologies Holding PLC*	77,900	3,899,674
		73,796,626
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)(a)	257,931	24,890,342
AVX Corp.(a)	122,800	1,866,560
Belden, Inc.	41,550	2,216,277
CDW Corp.(a)	78,576	9,683,706
Cognex Corp.	58,800	2,888,844
Coherent, Inc.*	19,200	2,951,424
FLIR Systems, Inc.	49,708	2,614,144
Hamamatsu Photonics KK (Japan)	210,200	7,857,384
Keysight Technologies, Inc.*	24,862	2,417,830
Largan Precision Co. Ltd. (Taiwan)	57,000	8,208,442
Littelfuse, Inc.	12,097	2,144,919
Murata Manufacturing Co. Ltd. (Japan)	194,300	9,397,574
National Instruments Corp.	56,270	2,362,777
Omron Corp. (Japan)	168,500	9,312,152
		88,812,375

A3

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services — 0.2%
Dril-Quip, Inc.*(a)	44,468	$ 2,231,404
Exterran Corp.*	94,450	1,233,517
Halliburton Co.	608,736	11,474,674
Keane Group, Inc.*(a)	271,100	1,642,866
Schlumberger Ltd.	188,511	6,441,421
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	1,357	80,875
Tenaris SA (Luxembourg)	27,348	290,701
Tidewater, Inc.*	56,965	860,741
Valaris PLC(a)	150,800	725,348
WorleyParsons Ltd. (Australia)	928,022	8,188,488
		33,170,035
Entertainment — 0.7%
Activision Blizzard, Inc.	205,758	10,888,713
Electronic Arts, Inc.*	158,665	15,520,610
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	82,103	3,414,664
Netflix, Inc.*	116,475	31,171,039
Walt Disney Co. (The)	237,736	30,981,756
Zynga, Inc. (Class A Stock)*	582,300	3,388,986
		95,365,768
Equity Real Estate Investment Trusts (REITs) — 1.8%
Acadia Realty Trust	95,571	2,731,419
Alexander & Baldwin, Inc.	140,444	3,442,282
Alexandria Real Estate Equities, Inc.	11,564	1,781,319
Allied Properties Real Estate Investment Trust (Canada)	11,600	469,043
American Campus Communities, Inc.	33,046	1,588,852
American Tower Corp.	59,123	13,073,869
AvalonBay Communities, Inc.	79,856	17,195,392
Boston Properties, Inc.	7,269	942,499
Camden Property Trust	53,198	5,905,510
Canadian Apartment Properties REIT (Canada)	13,154	540,815
CapitaLand Mall Trust (Singapore)	328,400	624,797
Cedar Realty Trust, Inc.	158,207	474,621
Charter Hall Retail REIT (Australia)	115,194	330,431
Concentradora Fibra Danhos SA de CV (Mexico)	296,600	414,675
Crown Castle International Corp.	25,219	3,505,693
CubeSmart	132,856	4,636,674
CyrusOne, Inc.	4,182	330,796
Derwent London PLC (United Kingdom)	18,276	756,337
Dexus (Australia)	46,000	371,206
Digital Realty Trust, Inc.	7,975	1,035,235
Douglas Emmett, Inc.	104,565	4,478,519
EastGroup Properties, Inc.	30,300	3,788,106
EPR Properties	983	75,553
Equinix, Inc.	12,257	7,069,838
Equity Commonwealth	134,400	4,603,200
Equity LifeStyle Properties, Inc.	5,400	721,440
Equity Residential	163,751	14,125,161
Essex Property Trust, Inc.	8,930	2,916,985
Federal Realty Investment Trust	10,715	1,458,740
First Industrial Realty Trust, Inc.	58,300	2,306,348
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Gecina SA (France)	4,383	$ 688,779
Goodman Group (Australia)	64,353	617,085
Great Portland Estates PLC (United Kingdom)	896,679	8,268,637
Healthcare Realty Trust, Inc.	59,742	2,001,357
Healthcare Trust of America, Inc. (Class A Stock)	55,539	1,631,736
Highwoods Properties, Inc.	11,500	516,810
Hoshino Resorts REIT, Inc. (Japan)	59	325,603
Host Hotels & Resorts, Inc.	47,881	827,863
Hudson Pacific Properties, Inc.	24,132	807,457
Inmobiliaria Colonial Socimi SA (Spain)	62,132	749,330
JBG SMITH Properties	155,055	6,079,707
Kilroy Realty Corp.	12,961	1,009,532
Macerich Co. (The)(a)	49,933	1,577,383
Mapletree Industrial Trust (Singapore)	126,000	221,568
Mitsui Fudosan Logistics Park, Inc. (Japan)	199	829,108
National Retail Properties, Inc.	2,151	121,316
Nippon Accommodations Fund, Inc. (Japan)	159	990,603
Nippon Prologis REIT, Inc. (Japan)	248	679,974
Paramount Group, Inc.	243,200	3,246,720
Pebblebrook Hotel Trust(a)	64,222	1,786,656
PotlatchDeltic Corp.(a)	62,103	2,551,502
Prologis, Inc.	335,292	28,573,584
PS Business Parks, Inc.	17,457	3,176,301
Public Storage	55,142	13,524,678
Rayonier, Inc.	151,600	4,275,120
Realty Income Corp.	3,993	306,183
Regency Centers Corp.	101,124	7,027,107
Rexford Industrial Realty, Inc.	67,969	2,991,995
Saul Centers, Inc.	22,800	1,242,828
Scentre Group (Australia)	2,870,693	7,615,055
Shaftesbury PLC (United Kingdom)	46,814	522,423
Simon Property Group, Inc.(a)	47,926	7,459,682
SL Green Realty Corp.	77,607	6,344,372
Spirit Realty Capital, Inc.	1,062	50,827
Sunstone Hotel Investors, Inc.	74,477	1,023,314
Taubman Centers, Inc.	43,200	1,763,856
Terreno Realty Corp.	86,407	4,414,534
Unibail-Rodamco-Westfield (France)	49,112	7,163,004
UNITE Group PLC (The) (United Kingdom)	37,727	506,363
Urban Edge Properties	29,416	582,143
Urstadt Biddle Properties, Inc. (Class A Stock)(a)	73,350	1,738,395
VEREIT, Inc.	466,209	4,559,524
Vornado Realty Trust	75,411	4,801,418
Washington Real Estate Investment Trust	87,700	2,399,472
Weingarten Realty Investors	69,330	2,019,583
Weyerhaeuser Co.	401,583	11,123,849
WP Carey, Inc.	15,757	1,410,252
		263,839,943
Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	35,400	5,705,064

A4

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Costco Wholesale Corp.	92,230	$ 26,572,386
Seven & i Holdings Co. Ltd. (Japan)	407,500	15,661,725
Sprouts Farmers Market, Inc.*	108,100	2,090,654
Walmart, Inc.	180,015	21,364,180
Welcia Holdings Co. Ltd. (Japan)	121,100	6,130,536
		77,524,545
Food Products — 1.1%
Bunge Ltd.	116,889	6,618,255
Campbell Soup Co.(a)	156,075	7,323,039
Conagra Brands, Inc.(a)	666,620	20,451,902
Flowers Foods, Inc.	63,000	1,457,190
Mondelez International, Inc. (Class A Stock)	474,367	26,241,983
Mriya Agro Holding PLC (Ukraine)*^	1,223	15
Mriya Recovery Certificates (Ukraine)^	1,359,527	14,818
Nestle SA (Switzerland)	641,943	69,620,576
Post Holdings, Inc.*	38,500	4,074,840
Sanderson Farms, Inc.	3,900	590,187
TreeHouse Foods, Inc.*(a)	61,100	3,387,995
Tyson Foods, Inc. (Class A Stock)	141,342	12,175,200
Wilmar International Ltd. (Singapore)	3,608,800	9,729,684
		161,685,684
Gas Utilities — 0.2%
Atmos Energy Corp.	72,871	8,299,278
Beijing Enterprises Holdings Ltd. (China)	1,154,500	5,317,340
Chesapeake Utilities Corp.	33,220	3,166,530
ONE Gas, Inc.	41,500	3,988,565
Southwest Gas Holdings, Inc.	28,463	2,591,272
		23,362,985
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories(a)	159,371	13,334,572
Alcon, Inc. (Switzerland)*	95,948	5,595,252
Atrion Corp.(a)	3,000	2,337,510
Avanos Medical, Inc.*	62,700	2,348,742
Becton, Dickinson & Co.(a)	142,602	36,072,602
Cooper Cos., Inc. (The)	9,289	2,758,833
Danaher Corp.	72,412	10,458,465
DexCom, Inc.*	50,876	7,592,734
Elekta AB (Sweden) (Class B Stock)	726,071	9,573,296
GenMark Diagnostics, Inc.*	217,600	1,318,656
GN Store Nord A/S (Denmark)	193,185	7,841,507
Hologic, Inc.*	162,451	8,202,151
Intuitive Surgical, Inc.*	61,876	33,408,709
Koninklijke Philips NV (Netherlands)	787,320	36,517,556
Medtronic PLC	131,153	14,245,839
Penumbra, Inc.*(a)	16,900	2,272,881
Siemens Healthineers AG (Germany), 144A	259,572	10,206,458
Stryker Corp.	109,823	23,754,715
West Pharmaceutical Services, Inc.	42,100	5,970,622
		233,811,100
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.*(a)	90,300	$ 2,806,524
AmerisourceBergen Corp.	18,205	1,498,818
Anthem, Inc.	61,575	14,784,158
Centene Corp.*	211,682	9,157,363
Cigna Corp.	173,456	26,328,886
Covetrus, Inc.*(a)	57,200	680,108
CVS Health Corp.	307,783	19,411,874
Fresenius SE & Co. KGaA (Germany)	306,282	14,332,476
HCA Healthcare, Inc.	101,165	12,182,289
McKesson Corp.	55,084	7,527,779
Select Medical Holdings Corp.*	130,700	2,165,699
UnitedHealth Group, Inc.	146,976	31,940,824
WellCare Health Plans, Inc.*	18,568	4,812,269
		147,629,067
Health Care Technology — 0.1%
Veeva Systems, Inc. (Class A Stock)*	52,502	8,016,530
Hotels, Restaurants & Leisure — 1.2%
Aramark	102,100	4,449,518
Bloomin’ Brands, Inc.	117,100	2,216,703
Choice Hotels International, Inc.(a)	37,000	3,291,520
Compass Group PLC (United Kingdom)	501,847	12,915,870
Darden Restaurants, Inc.(a)	42,160	4,984,155
Domino’s Pizza, Inc.(a)	13,200	3,228,588
Dunkin’ Brands Group, Inc.(a)	43,900	3,483,904
Hilton Worldwide Holdings, Inc.	116,589	10,855,602
Jack in the Box, Inc.	39,300	3,581,016
Las Vegas Sands Corp.	89,000	5,140,640
Lindblad Expeditions Holdings, Inc.*	188,100	3,152,556
Marriott International, Inc. (Class A Stock)(a)	88,998	11,068,681
McDonald’s Corp.	203,247	43,639,163
MGM Resorts International	286,821	7,950,678
Red Robin Gourmet Burgers, Inc.*(a)	63,500	2,112,010
Restaurant Brands International, Inc. (Canada)	151,557	10,781,765
Royal Caribbean Cruises Ltd.	51,099	5,535,555
Starbucks Corp.	122,970	10,873,008
Vail Resorts, Inc.	14,200	3,231,352
Wynn Resorts Ltd.	45,985	4,999,489
Yum! Brands, Inc.	95,295	10,809,312
		168,301,085
Household Durables — 0.4%
Meritage Homes Corp.*	72,400	5,093,340
NVR, Inc.*	2,629	9,772,913
Panasonic Corp. (Japan)	1,066,100	8,687,745
Persimmon PLC (United Kingdom)	372,222	9,928,721
Sony Corp. (Japan)	163,900	9,701,143
Tempur Sealy International, Inc.*	57,300	4,423,560
TRI Pointe Group, Inc.*(a)	254,500	3,827,680
		51,435,102
Household Products — 0.5%
Kimberly-Clark Corp.	117,481	16,688,176

A5

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
Procter & Gamble Co. (The)	470,574	$ 58,529,994
		75,218,170
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	407,400	9,327,316
Industrial Conglomerates — 1.0%
CK Hutchison Holdings Ltd. (Hong Kong)	1,457,193	12,879,277
DCC PLC (United Kingdom)	138,138	12,037,318
General Electric Co.	3,712,571	33,190,385
Honeywell International, Inc.	181,154	30,651,257
Roper Technologies, Inc.	72,281	25,775,404
Siemens AG (Germany)	310,436	33,257,224
		147,790,865
Insurance — 2.5%
AIA Group Ltd. (Hong Kong)	1,018,000	9,627,758
American International Group, Inc.	554,343	30,876,905
Aviva PLC (United Kingdom)	1,866,732	9,152,915
AXA SA (France)	939,106	23,980,935
Axis Capital Holdings Ltd.	54,800	3,656,256
Chubb Ltd.	203,596	32,868,538
CNA Financial Corp.	70,700	3,481,975
Direct Line Insurance Group PLC (United Kingdom)	3,076,282	11,345,762
Fidelity National Financial, Inc.	189,241	8,404,193
First American Financial Corp.	75,500	4,455,255
Kemper Corp.	34,800	2,712,660
Markel Corp.*	2,200	2,600,180
Marsh & McLennan Cos., Inc.	153,912	15,398,896
MetLife, Inc.	362,474	17,094,274
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	89,427	23,135,368
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	9,248,000	10,809,412
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,468,000	16,920,355
Progressive Corp. (The)	121,327	9,372,511
Prudential PLC (United Kingdom)	924,185	16,728,240
RSA Insurance Group PLC (United Kingdom)	1,085,814	7,123,948
State Auto Financial Corp.	85,100	2,756,389
Storebrand ASA (Norway)	1,634,537	10,329,927
Sun Life Financial, Inc. (Canada)	453,277	20,268,053
Tokio Marine Holdings, Inc. (Japan)	384,200	20,616,253
White Mountains Insurance Group Ltd.	4,100	4,428,000
Willis Towers Watson PLC	107,881	20,817,797
Zurich Insurance Group AG (Switzerland)	47,861	18,311,549
		357,274,304
Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)*	49,472	60,412,238
Alphabet, Inc. (Class C Stock)*	87,740	106,955,060
Baidu, Inc. (China), ADR*	41,300	4,243,988
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Facebook, Inc. (Class A Stock)*	605,195	$ 107,773,126
IAC/InterActiveCorp*(a)	18,000	3,923,460
Match Group, Inc.(a)	49,578	3,541,852
NAVER Corp. (South Korea)	42,373	5,577,735
Tencent Holdings Ltd. (China)	202,900	8,546,227
YY, Inc. (China), ADR*(a)	125,181	7,038,928
Z Holdings Corp. (Japan)	1,562,900	4,412,503
Zillow Group, Inc. (Class A Stock)*	36,300	1,072,483
Zillow Group, Inc. (Class C Stock)*(a)	35,500	1,058,610
		314,556,210
Internet & Direct Marketing Retail — 1.5%
Alibaba Group Holding Ltd. (China), ADR*	70,474	11,785,367
Amazon.com, Inc.*	92,312	160,245,324
ASOS PLC (United Kingdom)*(a)	227,389	6,914,815
Booking Holdings, Inc.*(a)	14,466	28,391,116
Etsy, Inc.*(a)	44,340	2,505,210
Zalando SE (Germany), 144A*	155,680	7,147,316
		216,989,148
IT Services — 2.1%
Accenture PLC (Class A Stock)	165,493	31,832,579
Black Knight, Inc.*	82,075	5,011,500
Booz Allen Hamilton Holding Corp.	75,872	5,388,429
Cognizant Technology Solutions Corp. (Class A Stock)	226,020	13,621,095
CoreLogic, Inc.*	77,900	3,604,433
EPAM Systems, Inc.*	28,682	5,229,302
Euronet Worldwide, Inc.*	30,307	4,433,914
Fidelity National Information Services, Inc.	220,911	29,328,144
Fiserv, Inc.*	69,600	7,209,864
FleetCor Technologies, Inc.*	59,324	17,012,937
Global Payments, Inc.	121,275	19,282,725
Mastercard, Inc. (Class A Stock)	210,451	57,152,178
Okta, Inc.*(a)	7,259	714,721
PayPal Holdings, Inc.*	135,022	13,986,929
Square, Inc. (Class A Stock)*(a)	40,100	2,484,195
Twilio, Inc. (Class A Stock)*(a)	31,301	3,441,858
VeriSign, Inc.*	30,263	5,708,510
Visa, Inc. (Class A Stock)(a)	419,585	72,172,816
WEX, Inc.*	21,800	4,405,126
		302,021,255
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	163,001	12,490,767
Bruker Corp.	46,380	2,037,473
Thermo Fisher Scientific, Inc.	98,500	28,690,095
		43,218,335
Machinery — 1.0%
AGCO Corp.	48,800	3,694,160
Chart Industries, Inc.*	70,600	4,402,616
Cummins, Inc.	27,533	4,478,793
Epiroc AB (Sweden) (Class B Stock)	28,760	296,921
Flowserve Corp.	257,964	12,049,498

A6

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Fortive Corp.(a)	340,294	$ 23,330,557
Graco, Inc.	70,800	3,259,632
Helios Technologies, Inc.	44,800	1,817,536
Hillenbrand, Inc.	74,900	2,312,912
Illinois Tool Works, Inc.	30,110	4,711,914
Knorr-Bremse AG (Germany)	76,805	7,225,496
Middleby Corp. (The)*	30,000	3,507,000
Mueller Water Products, Inc. (Class A Stock)	212,000	2,382,880
PACCAR, Inc.	337,117	23,601,561
RBC Bearings, Inc.*	18,300	3,036,153
REV Group, Inc.(a)	116,500	1,331,595
Sandvik AB (Sweden)	21,332	331,935
SMC Corp. (Japan)	20,300	8,747,480
Snap-on, Inc.(a)	30,128	4,716,237
THK Co. Ltd. (Japan)	451,200	11,943,680
Toro Co. (The)	5,500	403,150
Wabtec Corp.(a)	137,213	9,860,126
Wartsila OYJ Abp (Finland)	25,628	286,495
Weir Group PLC (The) (United Kingdom)	14,313	250,021
Xylem, Inc.	3,800	302,556
		138,280,904
Marine — 0.0%
Kirby Corp.*(a)	43,300	3,557,528
Media — 1.1%
Altice USA, Inc. (Class A Stock)*	137,765	3,951,100
Cable One, Inc.	4,400	5,520,680
Charter Communications, Inc. (Class A Stock)*	35,184	14,500,030
Comcast Corp. (Class A Stock)	1,469,792	66,258,224
CyberAgent, Inc. (Japan)	157,800	6,086,210
DISH Network Corp. (Class A Stock)*	38,280	1,304,200
Eutelsat Communications SA (France)	493,095	9,174,805
iHeartMedia, Inc. (Class A Stock)*	87	1,305
Liberty Broadband Corp. (Class C Stock) *	226,467	23,704,301
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	115,932	2,758,022
Stroeer SE & Co. KGaA (Germany)(a)	108,250	8,244,644
WPP PLC (United Kingdom)	1,116,184	13,952,643
		155,456,164
Metals & Mining — 0.8%
Agnico Eagle Mines Ltd. (Canada)	20,087	1,076,482
Alacer Gold Corp.*	33,839	136,648
Alamos Gold, Inc. (Canada) (Class A Stock)	43,835	254,768
Alrosa PJSC (Russia)	464,120	533,319
Alumina Ltd. (Australia)	492,573	788,837
Anglo American Platinum Ltd. (South Africa)	9,074	546,707
Anglo American PLC (South Africa)	39,889	915,805
AngloGold Ashanti Ltd. (South Africa)	36,807	676,962
Antofagasta PLC (Chile)	1,000,496	11,007,620
ArcelorMittal (Luxembourg)	50,015	710,586
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
B2Gold Corp. (Canada)*	34,479	$ 112,167
Barrick Gold Corp. (Canada)	151,669	2,623,885
BHP Group Ltd. (Australia)	410,527	10,207,511
BHP Group PLC (Australia)	661,167	14,077,236
BlueScope Steel Ltd. (Australia)	39,269	319,568
Boliden AB (Sweden)	69,819	1,607,540
Carpenter Technology Corp.	43,300	2,236,878
Centamin PLC (Egypt)	175,488	271,505
Centerra Gold, Inc. (Canada)*	23,995	203,935
China Steel Corp. (Taiwan)	783,000	580,075
Cia de Minas Buenaventura SAA (Peru), ADR(a)	27,300	414,414
Commercial Metals Co.	84,100	1,461,658
Compass Minerals International, Inc.(a)	25,000	1,412,250
Detour Gold Corp. (Canada)*	18,431	270,584
Evolution Mining Ltd. (Australia)	104,088	317,078
First Quantum Minerals Ltd. (Zambia)	34,845	292,731
Fortescue Metals Group Ltd. (Australia)	114,632	683,064
Franco-Nevada Corp. (Canada)	24,106	2,196,533
Freeport-McMoRan, Inc.	93,425	894,077
Fresnillo PLC (Mexico)	38,585	324,342
Glencore PLC (Switzerland)*	426,068	1,280,006
Gold Fields Ltd. (South Africa)	73,190	362,507
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	147,000	344,669
Impala Platinum Holdings Ltd. (South Africa)*	88,146	554,602
Independence Group NL (Australia)	2,415,329	10,490,792
Industrias Penoles SAB de CV (Mexico)	23,817	317,415
JFE Holdings, Inc. (Japan)	30,400	367,359
Kinross Gold Corp. (Canada)*	108,926	501,527
Kirkland Lake Gold Ltd. (Canada)	43,405	1,944,437
Lundin Mining Corp. (Chile)	90,958	427,723
Mitsui Mining & Smelting Co. Ltd. (Japan)	166,400	3,975,442
MMC Norilsk Nickel PJSC (Russia)	2,451	631,881
Newcrest Mining Ltd. (Australia)	64,669	1,510,929
Newmont Goldcorp Corp., (XTSE)	16,491	623,617
Newmont Goldcorp Corp., (NYSE)	56,422	2,139,522
Nippon Steel Corp. (Japan)	61,800	868,077
Norsk Hydro ASA (Norway)	118,338	416,837
Northern Star Resources Ltd. (Australia)	133,293	988,141
Nucor Corp.(a)	19,090	971,872
Osisko Gold Royalties Ltd. (Canada)	31,804	295,511
POSCO (South Korea)	5,078	967,068
Regis Resources Ltd. (Australia)	16,998	55,810
Rio Tinto Ltd. (Australia)	92,907	5,830,283
Rio Tinto PLC (Australia)	96,164	4,982,839
Sandstorm Gold Ltd. (Canada)*	6,816	38,534
Saracen Mineral Holdings Ltd. (Australia)*	281,472	654,902
SEMAFO, Inc. (Canada)*	139,000	445,900
South32 Ltd. (Australia)	3,697,850	6,530,189
Southern Copper Corp. (Peru)	18,171	620,176
Steel Dynamics, Inc.	89,813	2,676,427

A7

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Sumitomo Metal Mining Co. Ltd. (Japan)	29,200	$ 910,008
Teck Resources Ltd. (Canada) (Class B Stock)(a)	66,111	1,072,982
thyssenkrupp AG (Germany)(a)	28,070	389,064
Torex Gold Resources, Inc. (Canada)*	2,514	31,158
Vale SA (Brazil)*	194,933	2,249,146
voestalpine AG (Austria)	5,324	123,024
Wheaton Precious Metals Corp. (Canada)	26,849	704,030
		114,449,171
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	137,322	1,208,434
Redwood Trust, Inc.	197,700	3,244,257
		4,452,691
Multiline Retail — 0.1%
Dollar General Corp.	85,233	13,546,933
Dollar Tree, Inc.*	57,058	6,513,741
Ollie’s Bargain Outlet Holdings, Inc.*(a)	15,309	897,720
		20,958,394
Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	179,800	5,426,364
Engie SA (France)	1,250,321	20,400,702
National Grid PLC (United Kingdom)	1,051,787	11,410,574
NiSource, Inc.	428,678	12,826,046
Sempra Energy	241,625	35,666,266
		85,729,952
Oil, Gas & Consumable Fuels — 1.8%
BP PLC (United Kingdom)	233,180	1,476,907
BP PLC (United Kingdom), ADR	123,210	4,680,748
Cabot Oil & Gas Corp.	154,981	2,723,016
Cairn Energy PLC (United Kingdom)*	97,966	231,060
Centennial Resource Development, Inc. (Class A Stock)*	291,600	1,316,574
Cheniere Energy, Inc.*	27,600	1,740,456
Chevron Corp.	143,803	17,055,036
Concho Resources, Inc.	159,753	10,847,229
ConocoPhillips	195,210	11,123,066
Continental Resources, Inc.*	101,864	3,136,393
Devon Energy Corp.	17,822	428,797
Diamondback Energy, Inc.(a)	9,209	827,981
Enbridge, Inc. (Canada)	10,694	375,145
EOG Resources, Inc.	111,591	8,282,284
Equinor ASA (Norway)	858,232	16,281,034
Exxon Mobil Corp.	733,448	51,788,763
Frontera Energy Corp. (Colombia)	5,278	51,073
Galp Energia SGPS SA (Portugal)	44,137	665,116
Hess Corp.(a)	86,299	5,219,363
Jagged Peak Energy, Inc.*(a)	18,800	136,488
Kelt Exploration Ltd. (Canada)*	25,500	66,981
Kosmos Energy Ltd. (Ghana)	371,050	2,315,352
Lundin Petroleum AB (Sweden)	13,333	400,172
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	21,318	$ 236,630
Marathon Petroleum Corp.	215,533	13,093,630
Matador Resources Co.*	67,400	1,114,122
Occidental Petroleum Corp.(a)	360,411	16,027,477
Phillips 66	4,400	450,560
Pioneer Natural Resources Co.	53,648	6,747,309
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	334,700	20,048,530
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	28,624	181,918
Suncor Energy, Inc. (Canada)	12,100	382,118
Targa Resources Corp.	133,910	5,379,165
TC Energy Corp. (Canada)(a)	269,134	13,938,450
TOTAL SA (France)	603,861	31,488,255
TOTAL SA (France), ADR	274,788	14,288,976
Valero Energy Corp.	6,200	528,488
WPX Energy, Inc.*(a)	106,983	1,132,950
		266,207,612
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	87,100	2,140,918
Mondi PLC (United Kingdom)	14,196	271,621
Stora Enso OYJ (Finland) (Class R Stock)	1,007,297	12,152,533
West Fraser Timber Co. Ltd. (Canada)	10,200	408,046
		14,973,118
Personal Products — 0.5%
Edgewell Personal Care Co.*(a)	74,300	2,414,007
L’Oreal SA (France)	72,436	20,272,193
Pola Orbis Holdings, Inc. (Japan)	154,900	3,487,337
Unilever PLC (United Kingdom)	785,448	47,180,352
		73,353,889
Pharmaceuticals — 2.8%
Allergan PLC	44,772	7,534,680
Astellas Pharma, Inc. (Japan)	1,959,300	28,043,853
Bayer AG (Germany)	345,213	24,326,749
Bristol-Myers Squibb Co.(a)	198,200	10,050,722
Elanco Animal Health, Inc.*(a)	671,690	17,860,237
Eli Lilly & Co.	79,072	8,842,622
GlaxoSmithKline PLC (United Kingdom), ADR(a)	490,900	20,951,612
Johnson & Johnson	462,700	59,864,126
Merck & Co., Inc.	388,172	32,676,319
Novartis AG (Switzerland)	444,771	38,524,652
Novo Nordisk A/S (Denmark) (Class B Stock)	175,974	9,056,289
Otsuka Holdings Co. Ltd. (Japan)	252,400	9,491,386
Pacira BioSciences, Inc.*	71,000	2,702,970
Pfizer, Inc.	1,338,458	48,090,796
Roche Holding AG (Switzerland)	137,695	40,101,616
Sanofi (France)	263,840	24,486,839
Takeda Pharmaceutical Co. Ltd. (Japan), ADR(a)	286,080	4,920,576

A8

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	136,200	$ 16,969,158
		404,495,202
Professional Services — 0.3%
CoStar Group, Inc.*	17,778	10,545,910
Equifax, Inc.	34,600	4,867,182
Recruit Holdings Co. Ltd. (Japan)	425,900	13,027,197
TechnoPro Holdings, Inc. (Japan)	85,100	5,095,198
TransUnion	194,353	15,763,972
		49,299,459
Real Estate Management & Development — 0.3%
ADO Properties SA (Germany), 144A	12,852	530,193
Deutsche Wohnen SE (Germany)	187,633	6,850,132
Grainger PLC (United Kingdom)	61,404	185,553
Hang Lung Properties Ltd. (Hong Kong)	258,000	587,175
Hongkong Land Holdings Ltd. (Hong Kong)	99,400	563,598
Howard Hughes Corp. (The)*	18,100	2,345,760
Hufvudstaden AB (Sweden) (Class A Stock)	26,614	481,961
Jones Lang LaSalle, Inc.	24,700	3,434,782
Kojamo OYJ (Finland)	38,146	627,394
Mitsubishi Estate Co. Ltd. (Japan)	42,500	823,347
Mitsui Fudosan Co. Ltd. (Japan)	634,700	15,809,967
PSP Swiss Property AG (Switzerland)	6,382	810,364
Shurgard Self Storage SA (Belgium)	9,436	301,608
St. Joe Co. (The)*(a)	105,800	1,812,354
Sun Hung Kai Properties Ltd. (Hong Kong)	81,166	1,171,006
		36,335,194
Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	55,600	11,463,228
Genesee & Wyoming, Inc. (Class A Stock)*	23,300	2,574,883
J.B. Hunt Transport Services, Inc.(a)	141,714	15,680,654
Kansas City Southern	51,068	6,792,555
Old Dominion Freight Line, Inc.(a)	28,400	4,827,148
Union Pacific Corp.	73,781	11,951,046
		53,289,514
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	60,300	6,737,319
Applied Materials, Inc.	593,866	29,633,913
ASML Holding NV (Netherlands)	68,688	17,070,812
Broadcom, Inc.(a)	130,345	35,984,344
Cabot Microelectronics Corp.	13,900	1,962,819
Cree, Inc.*	51,415	2,519,335
Diodes, Inc.*	68,700	2,758,305
Entegris, Inc.	111,400	5,242,484
Lam Research Corp.	43,135	9,968,930
Marvell Technology Group Ltd.	333,413	8,325,323
Microchip Technology, Inc.(a)	173,400	16,110,594
Micron Technology, Inc.*	753,258	32,277,105
Monolithic Power Systems, Inc.	17,120	2,664,386
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NVIDIA Corp.	225,808	$ 39,306,399
NXP Semiconductors NV (Netherlands)	221,945	24,218,638
ON Semiconductor Corp.*(a)	215,710	4,143,789
QUALCOMM, Inc.	398,341	30,385,451
Renesas Electronics Corp. (Japan)*	747,100	4,909,527
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,308,749	29,129,157
Tokyo Electron Ltd. (Japan)	69,100	13,273,156
Xilinx, Inc.	40,211	3,856,235
		320,478,021
Software — 2.8%
CDK Global, Inc.	54,900	2,640,141
CommVault Systems, Inc.*	33,000	1,475,430
Cornerstone OnDemand, Inc.*	35,900	1,968,038
Five9, Inc.*	102,883	5,528,932
Intuit, Inc.	60,655	16,130,591
Microsoft Corp.	1,530,947	212,847,561
Oracle Corp.	248,795	13,691,189
Palo Alto Networks, Inc.*	24,637	5,021,760
Paycom Software, Inc.*	25,723	5,388,711
Proofpoint, Inc.*	41,000	5,291,050
RealPage, Inc.*	70,600	4,437,916
salesforce.com, Inc.*	302,295	44,872,670
ServiceNow, Inc.*	40,570	10,298,695
Splunk, Inc.*(a)	46,100	5,433,346
SPS Commerce, Inc.*	48,000	2,259,360
SS&C Technologies Holdings, Inc.	58,369	3,010,089
Symantec Corp.	1,242,417	29,358,314
Synopsys, Inc.*	85,866	11,785,109
VMware, Inc. (Class A Stock)(a)	95,373	14,311,672
Workday, Inc. (Class A Stock)*	43,100	7,325,276
Zendesk, Inc.*	35,623	2,596,204
		405,672,054
Specialty Retail — 1.0%
AutoZone, Inc.*	7,179	7,786,487
Burlington Stores, Inc.*	65,024	12,993,096
Home Depot, Inc. (The)	188,780	43,800,736
Kingfisher PLC (United Kingdom)	3,973,240	10,084,822
Lowe’s Cos., Inc.	118,620	13,043,455
Michaels Cos., Inc. (The)*(a)	209,500	2,051,005
Murphy USA, Inc.*(a)	28,700	2,448,110
O’Reilly Automotive, Inc.*	37,301	14,864,822
Ross Stores, Inc.	171,204	18,806,759
TJX Cos., Inc. (The)	197,553	11,011,604
Ulta Beauty, Inc.*	16,656	4,174,826
		141,065,722
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	773,574	173,257,369
Dell Technologies, Inc. (Class C Stock)*	15,716	815,031
Samsung Electronics Co. Ltd. (South Korea)	627,449	25,759,307
		199,831,707

A9

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.6%
Burberry Group PLC (United Kingdom)	417,890	$ 11,151,944
Culp, Inc.	47,700	777,510
Kering SA (France)	23,020	11,728,189
Kontoor Brands, Inc.	11,697	410,565
Lululemon Athletica, Inc.*	11,200	2,156,336
Moncler SpA (Italy)	293,512	10,472,026
NIKE, Inc. (Class B Stock)	353,189	33,171,511
Samsonite International SA, 144A	2,873,700	6,113,214
Tapestry, Inc.	205,100	5,342,855
VF Corp.	106,975	9,519,705
		90,843,855
Thrifts & Mortgage Finance — 0.0%
Capitol Federal Financial, Inc.	124,900	1,721,122
PennyMac Financial Services, Inc.*	90,280	2,742,706
WSFS Financial Corp.	34,959	1,541,692
		6,005,520
Tobacco — 0.4%
Altria Group, Inc.	402,705	16,470,635
Philip Morris International, Inc.	479,771	36,429,012
		52,899,647
Trading Companies & Distributors — 0.3%
GMS, Inc.*	77,700	2,231,544
HD Supply Holdings, Inc.*	69,400	2,718,745
Mitsubishi Corp. (Japan)	518,000	12,750,900
Sumitomo Corp. (Japan)	1,347,400	21,128,830
Watsco, Inc.(a)	4,800	812,064
		39,642,083
Water Utilities — 0.1%
American Water Works Co., Inc.	38,557	4,789,936
Aqua America, Inc.(a)	150,892	6,764,489
California Water Service Group	42,039	2,225,124
		13,779,549
Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	181,300	7,167,380
T-Mobile US, Inc.*	50,221	3,955,908
Vodafone Group PLC (United Kingdom), ADR	909,004	18,098,270
		29,221,558

Total Common Stocks (cost $6,268,977,181)		7,750,053,313
Preferred Stocks — 0.1%
Chemicals — 0.0%
International Flavors & Fragrances, Inc., CVT, 6.000%	2,997	140,979
Electric Utilities — 0.1%
American Electric Power Co., Inc., CVT, (PRFC), 6.125%	27,650	1,522,962
NextEra Energy, Inc., CVT, 4.872%*	21,700	1,088,038
Southern Co. (The), CVT, 6.750%*	20,535	1,098,828
		3,709,828
	Shares	Value

Preferred Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 0.0%
Crown Castle International Corp.	1,200	$ 1,514,604
Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series A, CVT, 6.125%	22,600	1,399,166
Danaher Corp., Series A, CVT, 4.750%(a)	1,580	1,801,279
		3,200,445
Life Sciences Tools & Services — 0.0%
Avantor, Inc., Series A, CVT, 6.250%	39,785	2,136,057
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	87,629	278,602
Multi-Utilities — 0.0%
Sempra Energy, Series A, CVT, 6.000%	12,526	1,480,573

Total Preferred Stocks (cost $11,188,744)		12,461,088

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.1%
Automobiles — 0.7%
Ally Auto Receivables Trust,
Series 2017-02, Class B
2.330%	06/15/22	575	575,639
AmeriCredit Automobile Receivables Trust,
Series 2016-02, Class C
2.870%	11/08/21	867	869,272
Series 2017-01, Class C
2.710%	08/18/22	930	937,176
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	362	361,210
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A
2.630%	12/20/21	2,425	2,433,843
Series 2017-01A, Class A, 144A
3.070%	09/20/23	2,550	2,603,300
Series 2018-02A, Class A, 144A
4.000%	03/20/25	8,675	9,232,902
Series 2019-01A, Class A, 144A
3.450%	03/20/23	7,942	8,157,559
Series 2019-02A, Class A, 144A
3.350%	09/22/25	1,560	1,623,370
CarMax Auto Owner Trust,
Series 2019-02, Class A3
2.680%	03/15/24	6,710	6,818,304
Chrysler Capital Auto Receivables Trust,
Series 2016-BA, Class A3, 144A
1.640%	07/15/21	59	59,484
Enterprise Fleet Financing LLC,
Series 2017-02, Class A2, 144A
1.970%	01/20/23	512	511,480

A10

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2017-03, Class A2, 144A
2.130%	05/22/23	1,049	$ 1,048,048
Series 2018-01, Class A2, 144A
2.870%	10/20/23	1,324	1,330,091
Series 2019-01, Class A2, 144A
2.980%	10/22/24	3,215	3,251,065
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	3,425	3,512,463
Series 2019-01, Class A, 144A
3.520%	07/15/30	9,290	9,825,331
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A
2.480%	09/15/24	4,275	4,334,350
GM Financial Automobile Leasing Trust,
Series 2019-01, Class C
3.560%	12/20/22	4,905	4,998,501
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class B
3.120%	12/18/23	2,500	2,561,645
GMF Floorplan Owner Revolving Trust,
Series 2018-04, Class A1, 144A
3.500%	09/15/23	5,185	5,321,307
Huntington Auto Trust,
Series 2016-01, Class A4
1.930%	04/15/22	2,383	2,381,103
Santander Drive Auto Receivables Trust,
Series 2015-02, Class E, 144A
4.020%	09/15/22	5,025	5,028,567
Series 2015-03, Class E, 144A
4.500%	06/17/23	4,360	4,371,804
Series 2017-01, Class C
2.580%	05/16/22	599	599,491
Series 2018-01, Class C
2.960%	03/15/24	1,810	1,819,719
Series 2018-02, Class B
3.030%	09/15/22	3,250	3,257,215
Series 2018-02, Class C
3.350%	07/17/23	2,050	2,071,303
Series 2018-05, Class B
3.520%	12/15/22	2,585	2,603,807
Series 2019-01, Class B
3.210%	09/15/23	2,205	2,230,512
Santander Retail Auto Lease Trust,
Series 2019-A, Class B, 144A
3.010%	05/22/23	3,990	4,045,234
SMART Trust (Australia),
Series 2016-02US, Class A3A
1.710%	03/15/21	1,305	1,301,060
World Omni Auto Receivables Trust,
Series 2018-B, Class B
3.170%	01/15/25	2,635	2,701,004
			102,777,159
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations — 0.8%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.000%)
3.116%(c)	07/25/27	4,460	$ 4,452,870
Barings BDC Static CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.323%(c)	04/15/27	7,599	7,601,084
Barings CLO Ltd. (Cayman Islands),
Series 2013-IA, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.078%(c)	01/20/28	4,935	4,931,652
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.358%(c)	07/20/28	4,150	4,154,973
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.256%(c)	07/28/28	5,090	5,085,974
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.428%(c)	10/20/27	4,065	4,077,348
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860% (Cap N/A, Floor 0.000%)
3.136%(c)	10/25/27	6,240	6,222,448
Golub Capital Partners CLO 39B Ltd. (Cayman Islands),
Series 2018-39A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.428%(c)	10/20/28	6,160	6,158,742
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.378%(c)	10/22/25	2,370	2,370,475
KKR CLO Ltd. (Cayman Islands),
Series 13, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.122%(c)	01/16/28	5,955	5,922,938
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class A, 144A
—%(p)	10/15/32	12,175	12,175,000
Series 2019-37A, Class A1, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.603%(c)	07/15/32	2,660	2,661,308
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class BR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
3.500%(c)	01/18/28	4,165	4,075,406
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	01/15/28	5,705	5,686,423
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
3.398%(c)	07/20/29	4,460	4,431,999

A11

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	07/15/27	4,240	$ 4,237,029
Series 2015-01A, Class A2R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.303%(c)	07/15/27	6,465	6,305,836
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.313%(c)	07/17/29	6,870	6,819,203
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.466%(c)	07/20/32	9,690	9,690,695
Symphony CLO Ltd. (Cayman Islands),
Series 2016-17A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
3.183%(c)	04/15/28	8,415	8,377,503
			115,438,906
Credit Cards — 0.5%
American Express Credit Account Master Trust,
Series 2017-07, Class B
2.540%	05/15/25	2,785	2,821,101
Series 2019-01, Class B
3.070%	10/15/24	9,570	9,813,977
Barclays Dryrock Issuance Trust,
Series 2018-01, Class A, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
2.358%(c)	07/15/24	11,550	11,549,990
Series 2019-01, Class A
1.960%	05/15/25	11,705	11,727,077
Capital One Multi-Asset Execution Trust,
Series 2019-A03, Class A3
2.060%	08/15/28	7,150	7,107,409
Synchrony Card Funding LLC,
Series 2019-A02, Class A
2.340%	06/15/25	7,840	7,904,801
Synchrony Card Issuance Trust,
Series 2018-A01, Class A
3.380%	09/15/24	10,860	11,139,092
Synchrony Credit Card Master Note Trust,
Series 2015-01, Class B
2.640%	03/15/23	3,690	3,690,719
Series 2015-04, Class B
2.620%	09/15/23	1,835	1,837,760
			67,591,926
Equipment — 0.1%
Ascentium Equipment Receivables Trust,
Series 2017-01A, Class A3, 144A
2.290%	06/10/21	264	264,466
CCG Receivables Trust,
Series 2017-01, Class A2, 144A
1.840%	11/14/23	679	678,152
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment (cont’d.)
CNH Equipment Trust,
Series 2016-C, Class A3
1.440%	12/15/21	319	$ 318,095
Series 2019-A, Class A3
3.010%	04/15/24	3,320	3,387,673
GreatAmerica Leasing Receivables Funding LLC,
Series 2017-01, Class A3, 144A
2.060%	06/22/20	66	65,459
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, 144A
1.590%	02/08/22	880	877,500
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	4,735	4,717,964
Volvo Financial Equipment Master Owner Trust,
Series 2017-A, Class A, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.000%)
2.528%(c)	11/15/22	1,470	1,472,787
			11,782,096
Other — 0.3%
Driven Brands Funding LLC,
Series 2015-01A, Class A2, 144A
5.216%	07/20/45	3,070	3,154,135
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	2,592	2,730,672
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	372	371,810
Hardee’s Funding LLC,
Series 2018-01A, Class A2I, 144A
4.250%	06/20/48	6,309	6,399,797
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	557	555,072
Series 2017-AA, Class A, 144A
2.660%	12/26/28	557	558,134
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	691	696,075
MVW Owner Trust,
Series 2013-01A, Class A, 144A
2.150%	04/22/30	94	93,388
Series 2014-01A, Class A, 144A
2.250%	09/22/31	200	199,476
Series 2015-01A, Class A, 144A
2.520%	12/20/32	1,167	1,165,859
Series 2017-01A, Class A, 144A
2.420%	12/20/34	4,748	4,755,434
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/15/49	4,755	4,950,913
Sierra Timeshare Receivables Funding LLC,
Series 2015-02A, Class A, 144A
2.430%	06/20/32	616	615,408
Series 2015-03A, Class A, 144A
2.580%	09/20/32	1,168	1,167,639
Series 2019-01A, Class A, 144A
3.200%	01/20/36	2,749	2,785,825

A12

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Taco Bell Funding LLC,
Series 2018-01A, Class A2I, 144A
4.318%	11/25/48	3,012	$ 3,119,955
Verizon Owner Trust,
Series 2017-01A, Class A, 144A
2.060%	09/20/21	2,377	2,375,838
Series 2017-01A, Class C, 144A
2.650%	09/20/21	2,025	2,030,697
Series 2017-03A, Class B, 144A
2.380%	04/20/22	5,120	5,130,271
			42,856,398
Residential Mortgage-Backed Securities — 0.3%
Bayview Mortgage Fund IVc Trust,
Series 2017-RT03, Class A, 144A
3.500%(cc)	01/28/58	1,720	1,747,786
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	518	523,077
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL04, Class A, 144A
3.500%(cc)	01/28/55	642	652,269
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	840	841,525
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	2,487	2,536,908
Towd Point Mortgage Trust,
Series 2015-03, Class A1B, 144A
3.000%(cc)	03/25/54	873	875,586
Series 2015-04, Class A1B, 144A
2.750%(cc)	04/25/55	1,013	1,012,668
Series 2015-04, Class M1, 144A
3.750%(cc)	04/25/55	5,670	5,828,791
Series 2015-05, Class A1B, 144A
2.750%(cc)	05/25/55	818	820,527
Series 2016-01, Class A1B, 144A
2.750%(cc)	02/25/55	1,044	1,045,363
Series 2016-01, Class A3B, 144A
3.000%(cc)	02/25/55	1,482	1,479,374
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	1,153	1,157,673
Series 2016-04, Class A1, 144A
2.250%(cc)	07/25/56	1,788	1,777,231
Series 2017-01, Class A1, 144A
2.750%(cc)	10/25/56	1,777	1,792,987
Series 2017-01, Class M1, 144A
3.750%(cc)	10/25/56	3,850	4,005,283
Series 2017-02, Class A1, 144A
2.750%(cc)	04/25/57	882	888,412
Series 2017-03, Class A1, 144A
2.750%(cc)	07/25/57	1,657	1,661,938
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
2.618%(c)	02/25/57	1,613	1,607,331
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	415	420,278
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58	8,432	$ 8,586,503
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	9,973	10,340,108
			49,601,618
Student Loans — 0.4%
Navient Private Education Loan Trust,
Series 2017-A, Class A2A, 144A
2.880%	12/16/58	1,580	1,602,862
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	1,745	1,745,889
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,800	3,875,815
Series 2019-CA, Class A1, 144A
2.820%	02/15/68	6,874	6,936,119
Navient Student Loan Trust,
Series 2018-01A, Class A2, 144A, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
2.368%(c)	03/25/67	2,764	2,760,191
Series 2018-02A, Class A2, 144A, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
2.398%(c)	03/25/67	6,951	6,939,446
SLM Student Loan Trust,
Series 2008-05, Class A4, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.976%(c)	07/25/23	1,971	1,989,942
Series 2008-09, Class A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.776%(c)	04/25/23	1,831	1,842,387
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	1,344	1,354,286
Series 2015-C, Class A3, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
3.978%(c)	08/16/32	4,305	4,428,136
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	947	955,547
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	2,310	2,317,699
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	1,414	1,415,281
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	6,545	6,865,487
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
2.748%(c)	01/15/37	3,810	3,791,377
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	4,700	4,895,394
			53,715,858

Total Asset-Backed Securities (cost $439,502,813)			443,763,961

A13

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loan — 0.0%
Media
iHeartCommunications, Inc.,
3 Month LIBOR + 4.000%
6.100%(c)	05/01/26	1	$ 1,116
(cost $1,368)
Commercial Mortgage-Backed Securities — 1.5%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640	1,760,487
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A, 144A, 1 Month LIBOR + 0.880% (Cap N/A, Floor 0.880%)
2.908%(c)	09/15/34	3,176	3,177,226
Ashford Hospitality Trust,
Series 2018-ASHF, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.928%(c)	04/15/35	3,278	3,272,720
Series 2018-ASHF, Class B, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.278%(c)	04/15/35	3,185	3,176,033
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
2.958%(c)	12/15/36	7,055	7,041,724
BANK,
Series 2017-BNK04, Class B
3.999%	05/15/50	2,020	2,185,995
Series 2017-BNK05, Class C
4.398%(cc)	06/15/60	1,580	1,704,190
Series 2019-BN21, Class AS
3.093%	10/15/52	4,045	4,165,557
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	2,165	2,409,212
BX Commercial Mortgage Trust,
Series 2019-IMC, Class B, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.328%(c)	04/15/34	9,770	9,776,120
BX Trust,
Series 2018-BILT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.828%(c)	05/15/30	5,200	5,180,441
BXP Trust,
Series 2017-GM, Class A, 144A
3.379%	06/13/39	6,290	6,732,089
CD Mortgage Trust,
Series 2018-CD07, Class C
5.013%(cc)	08/15/51	2,475	2,776,692
CGGS Commercial Mortgage Trust,
Series 2018-WSS, Class B, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.128%(c)	02/15/37	3,400	3,385,098
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,191,702
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,301,267
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	$ 1,251,947
Series 2016-P03, Class A3
3.063%	04/15/49	2,675	2,786,397
Series 2018-B02, Class C
4.829%(cc)	03/10/51	2,545	2,739,189
Commercial Mortgage Trust,
Series 2015-CR25, Class C
4.695%(cc)	08/10/48	1,700	1,795,227
Series 2015-LC21, Class B
4.442%(cc)	07/10/48	3,055	3,321,607
Series 2015-LC23, Class A2
3.221%	10/10/48	7,785	7,836,337
Series 2015-PC01, Class B
4.584%(cc)	07/10/50	1,505	1,617,521
Series 2016-DC02, Class A5
3.765%	02/10/49	1,810	1,954,476
Credit Suisse Mortgage Trust,
Series 2015-GLPB, Class B, 144A
3.938%(cc)	11/15/34	3,875	4,056,378
Series 2019-ICE04, Class C, 144A, 1 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
3.458%(c)	05/15/36	6,815	6,814,986
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A5
3.090%	01/15/49	2,795	2,913,929
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	2,820	2,961,169
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.337%(cc)	05/25/29	1,965	2,144,183
Great Wolf Trust,
Series 2017-WOLF, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 1.000%)
2.878%(c)	09/15/34	3,364	3,362,922
Series 2017-WOLF, Class B, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.128%(c)	09/15/34	3,940	3,938,748
GS Mortgage Securities Corp. Trust,
Series 2019-SOHO, Class C, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.328%(c)	06/15/36	6,370	6,373,938
GS Mortgage Securities Trust,
Series 2015-GC34, Class A4
3.506%	10/10/48	4,515	4,819,640
Series 2018-GS09, Class AS
4.141%(cc)	03/10/51	2,945	3,250,549
Hilton Orlando Trust,
Series 2018-ORL, Class A, 144A, 1 Month LIBOR + 0.770% (Cap N/A, Floor 0.770%)
2.798%(c)	12/15/34	6,790	6,783,584
Independence Plaza Trust,
Series 2018-INDP, Class B, 144A
3.911%	07/10/35	4,555	4,773,459
Series 2018-INDP, Class C, 144A
4.158%	07/10/35	10,025	10,555,456

A14

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
2.728%(c)	01/15/33	1,525	$ 1,522,603
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class B
4.341%(cc)	08/15/47	2,630	2,784,916
Series 2014-C24, Class A5
3.639%	11/15/47	895	952,902
Series 2015-C31, Class A3
3.801%	08/15/48	5,253	5,687,858
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C08, Class A3
2.829%	10/15/45	1,927	1,960,831
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4
3.732%	05/15/48	10,212	10,980,911
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	825	892,271
Series 2017-C34, Class C
4.325%(cc)	11/15/52	2,065	2,197,656
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class AS
4.165%(cc)	05/15/48	325	350,749
Series 2017-H01, Class AS
3.773%	06/15/50	3,875	4,158,526
MSCG Trust,
Series 2018-SELF, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.928%(c)	10/15/37	4,610	4,614,415
Palisades Center Trust,
Series 2016-PLSD, Class A, 144A
2.713%	04/13/33	6,255	6,257,792
RETL,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.178%(c)	03/15/36	3,870	3,872,389
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class C
4.387%(cc)	07/15/58	545	568,386
Series 2016-C33, Class A3
3.162%	03/15/59	2,675	2,801,716
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,804	1,919,811
Series 2019-C50, Class B
4.192%	05/15/52	1,895	2,086,892
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class A5
4.101%	03/15/47	3,500	3,767,852
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	2,989,723
Series 2014-C19, Class B
4.723%(cc)	03/15/47	969	1,045,840
Series 2014-C20, Class A4
3.723%	05/15/47	2,775	2,925,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Worldwide Plaza Trust,
Series 2017-WWP, Class A, 144A
3.526%	11/10/36	4,105	$ 4,422,900

Total Commercial Mortgage-Backed Securities (cost $211,650,135)			217,050,821
Convertible Bonds — 0.0%
Auto Manufacturers — 0.0%
Tesla, Inc.,
Sr. Unsec’d. Notes
1.250%	03/01/21	565	551,228
Energy-Alternate Sources — 0.0%
Tesla Energy Operations, Inc.,
Sr. Unsec’d. Notes
1.625%	11/01/19(a)	1,260	1,245,186
Pipelines — 0.0%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45	102	78,668

Total Convertible Bonds (cost $1,844,268)			1,875,082
Corporate Bonds — 14.2%
Advertising — 0.1%
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26(a)	1,325	1,400,856
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24(a)	2,113	1,925,471
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.650%	11/01/24	4,240	4,460,466
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27	1,035	1,086,336
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	5,825	6,053,558
4.750%	11/21/21	3,445	3,607,114
			18,533,801
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	12/01/21	1,625	1,755,000
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	4,185	4,493,644
			6,248,644
Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
4.800%	02/14/29	9,240	10,121,760
5.800%	02/14/39	3,065	3,549,719

A15

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
5.950%	02/14/49	3,240	$ 3,810,089
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.750%	09/25/27	5,350	5,485,968
Darling Ingredients, Inc.,
Gtd. Notes, 144A
5.250%	04/15/27	1,265	1,328,250
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	5,615	5,635,407
MHP Lux SA (Ukraine),
Gtd. Notes, 144A
6.250%	09/19/29	1,285	1,239,460
Mriya Farming PLC (United Kingdom),
Sub. Notes, 144A, EMTN
0.500%(cc)	12/31/25^	158	9,167
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.375%	08/15/29	1,355	1,421,349
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	11/01/22	2,685	2,732,181
4.000%	06/12/22	2,604	2,712,769
4.450%	06/12/25	5,950	6,345,974
5.700%	08/15/35	208	232,162
6.150%	09/15/43	229	258,356
7.250%	06/15/37	610	771,885
			45,654,496
Airlines — 0.2%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21	525	562,406
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	07/15/22	71	72,638
American Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.375%	04/01/24	322	330,249
American Airlines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	11/01/24	3,721	3,758,753
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	2,596	2,735,137
American Airlines 2016-3 Class B Pass-Through Trust,
Pass-Through Certificates
3.750%	04/15/27	2,698	2,739,991
American Airlines 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29	1,240	1,253,764
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31	1,953	2,010,744
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	4,000	4,022,178
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Azul Investments LLP (Brazil),
Gtd. Notes, 144A
5.875%	10/26/24(a)	2,775	$ 2,768,063
SriLankan Airlines Ltd. (Sri Lanka),
Gov’t. Gtd. Notes
7.000%	06/25/24	1,120	1,112,171
United Airlines 2019-2 Class A Pass-Through Trust,
Pass-Through Certificates
2.900%	11/01/29	1,290	1,282,647
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	805	806,763
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29	1,335	1,341,675
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26	1,387	1,498,826
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,495	1,574,068
			27,870,073
Apparel — 0.0%
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	895	957,650
Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	3,105	3,105,418
3.813%	10/12/21	5,680	5,756,738
5.085%	01/07/21	2,156	2,210,991
5.750%	02/01/21	674	696,791
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	1,810	1,831,513
4.300%	07/13/25	3,790	3,936,165
4.350%	04/09/25	1,745	1,817,675
Sr. Unsec’d. Notes
4.200%	11/06/21	2,115	2,181,951
5.100%	01/17/24	3,120	3,352,993
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25(a)	1,755	1,577,306
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.850%	09/26/24	2,275	2,286,797
3.200%	09/26/26	4,270	4,303,255
4.625%	11/13/25	1,655	1,824,183
			34,881,776
Auto Parts & Equipment — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.,
Gtd. Notes, 144A
8.500%	05/15/27(a)	3,645	3,690,562

A16

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		2,950	$ 3,104,875
				6,795,437
Banks — 1.5%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25		3,865	4,018,975
Akbank T.A.S. (Turkey),
Sub. Notes, EMTN
7.200%(ff)	03/16/27		2,900	2,701,234
Banco de Bogota SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	08/03/27		5,600	5,964,056
Banco do Brasil SA (Brazil),
Jr. Sub. Notes
9.000%(ff)	—(rr)		4,480	5,022,080
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22	ARS	3,700	23,535
Sub. Notes, 144A
6.750%(ff)	11/04/26		1,125	767,812
Banco Nacional de Costa Rica (Costa Rica),
Sr. Unsec’d. Notes
5.875%	04/25/21		920	934,959
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		1,550	1,609,720
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Jr. Sub. Notes
8.500%(ff)	—(a)(rr)		1,500	1,575,000
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A, MTN
3.733%(ff)	09/25/34		725	733,886
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.248%	10/21/27		26,915	27,976,285
Sub. Notes, MTN
4.250%	10/22/26		5,600	6,046,345
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20		4,370	4,468,653
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23		4,680	4,759,442
3.932%(ff)	05/07/25		3,105	3,209,249
4.610%(ff)	02/15/23		5,240	5,441,466
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24		2,155	2,252,335
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24		5,305	5,575,608
Sub. Notes
5.125%(ff)	01/18/33		1,200	1,143,000
5.350%(ff)	11/12/29		600	595,506
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21	500	$ 508,750
5.250%	03/07/25(a)	540	588,600
Sub. Notes
6.125%	03/09/28(a)	490	573,300
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	7,560	8,097,950
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%(ff)	—(rr)	1,025	1,090,344
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25	4,415	4,371,299
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
2.000%	09/08/21	2,400	2,383,649
3.001%(ff)	09/20/22	1,190	1,194,361
3.244%(ff)	12/20/25	2,030	2,046,313
3.875%	09/12/23	1,105	1,145,604
5.375%	01/12/24	3,450	3,789,587
Sr. Unsec’d. Notes, 144A, MTN
2.700%	03/02/22	2,455	2,465,543
DNB Bank ASA (Norway),
Jr. Sub. Notes
6.500%(ff)	—(rr)	730	763,762
First Abu Dhabi Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
5.250%(ff)	—(rr)	6,300	6,357,330
FirstRand Bank Ltd. (South Africa),
Sub. Notes
6.250%(ff)	04/23/28	1,000	1,058,950
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/16/26	14,610	15,177,588
3.691%(ff)	06/05/28(a)	8,450	8,863,326
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.900%	05/25/26	3,965	4,196,985
4.292%(ff)	09/12/26	365	391,394
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—(rr)	655	661,222
6.500%(ff)	—(rr)	850	875,245
Sub. Notes, EMTN
5.650%	03/19/22	955	1,006,570
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.950%	10/01/26	19,905	20,408,835
3.200%	06/15/26	2,385	2,475,961
3.900%	07/15/25(a)	5,415	5,838,272
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.125%	07/27/26	480	494,691
Sub. Notes, MTN
4.875%	11/01/22(a)	13,740	14,735,456
5.000%	11/24/25	1,620	1,815,355

A17

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23	6,368	$ 6,452,759
3.875%	09/12/23	4,060	4,191,491
Sub. Notes
5.125%	05/28/24(a)	3,190	3,400,819
6.125%	12/15/22	105	113,616
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23	3,845	3,899,949
Standard Chartered PLC (United Kingdom),
Jr. Sub. Notes, 144A
7.500%(ff)	—(rr)	985	1,040,406
Turkiye Garanti Bankasi A/S (Turkey),
Sub. Notes
6.125%(ff)	05/24/27	2,410	2,158,733
			219,453,161
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	1,440	1,673,656
5.550%	01/23/49	7,250	9,488,189
			11,161,845
Biotechnology — 0.1%
Celgene Corp.,
Sr. Unsec’d. Notes
4.625%	05/15/44	510	605,661
5.250%	08/15/43	5,922	7,472,477
			8,078,138
Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	580	581,900
3.750%	05/01/28	7,560	7,740,353
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
7.750%	04/16/26	2,225	2,411,366
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	4,475	4,787,985
PGT Escrow Issuer, Inc.,
Gtd. Notes, 144A
6.750%	08/01/26	1,690	1,820,975
St. Marys Cement, Inc. Canada (Brazil),
Gtd. Notes
5.750%	01/28/27	255	283,369
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
6.500%	03/15/27	1,565	1,670,637
			19,296,585
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals — 0.4%
Blue Cube Spinco LLC,
Gtd. Notes
10.000%	10/15/25		650	$ 727,569
Braskem Finance Ltd. (Brazil),
Gtd. Notes
7.375%	—(a)(rr)		2,678	2,711,502
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23		8,200	8,595,345
CNRC Capitale Ltd. (China),
Gtd. Notes
3.900%(ff)	—(rr)		500	505,247
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A
6.500%	05/15/26		1,310	1,270,700
Sr. Unsec’d. Notes, 144A
6.875%	06/15/25		1,345	1,348,362
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		875	912,187
Element Solutions, Inc.,
Gtd. Notes, 144A
5.875%	12/01/25		2,320	2,424,162
Equate Petrochemical BV (Kuwait),
Gtd. Notes
3.000%	03/03/22		2,070	2,078,487
Gtd. Notes, EMTN
4.250%	11/03/26		9,360	10,069,114
Israel Chemicals Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38		1,900	2,322,066
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada),
Sr. Sec’d. Notes, 144A
8.375%	12/01/22		2,835	2,955,487
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/26	EUR	325	373,275
7.000%	04/15/25(a)		3,250	3,388,125
Neon Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.125%	04/01/26		695	700,213
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
6.625%	04/15/23		3,590	3,755,858
Solvay Finance America LLC (Belgium),
Gtd. Notes, 144A
4.450%	12/03/25		4,730	5,083,070
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21		2,695	2,744,368
				51,965,137
Commercial Services — 0.2%
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		1,550	1,608,125

A18

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
6.375%	04/01/24	763	$ 796,381
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29	3,080	3,459,501
Gartner, Inc.,
Gtd. Notes, 144A
5.125%	04/01/25(a)	230	240,638
Harsco Corp.,
Gtd. Notes, 144A
5.750%	07/31/27	750	780,975
Hertz Corp. (The),
Gtd. Notes, 144A
7.125%	08/01/26	1,405	1,466,469
Jaguar Holding Co. II/Pharmaceutical Product Development LLC,
Gtd. Notes, 144A
6.375%	08/01/23	770	795,987
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25	2,300	2,501,250
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
9.250%	05/15/23	1,357	1,426,614
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)	740	770,562
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26(a)	5,955	6,572,831
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	680	729,293
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21(a)	350	386,313
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24	1,865	1,934,937
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27	1,255	1,275,233
4.125%	02/02/26	3,405	3,618,374
United Rentals North America, Inc.,
Gtd. Notes
6.500%	12/15/26(a)	675	735,413
			29,098,896
Computers — 0.0%
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.375%	08/15/22	750	615,000
Cosmetics/Personal Care — 0.0%
Avon International Operations, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
7.875%	08/15/22	825	858,800
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26	1,240	$ 1,298,900
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25(a)	1,185	1,219,839
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26(a)	1,315	1,392,256
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27	430	453,650
Performance Food Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/27	1,045	1,099,863
			5,464,508
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25	445	454,120
4.625%	07/01/22	7,415	7,829,748
4.875%	01/16/24	1,140	1,231,013
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	740	781,625
Ally Financial, Inc.,
Sr. Unsec’d. Notes
5.125%	09/30/24	225	245,813
Sub. Notes
5.750%	11/20/25(a)	1,270	1,422,425
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	1,125	1,153,912
4.375%	05/01/26	2,395	2,477,148
5.125%	10/01/23	5,675	6,021,175
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	15,811	16,292,890
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.300%	10/30/24	6,479	6,705,833
3.800%	01/31/28	3,695	3,898,176
4.250%	04/30/25(a)	4,470	4,837,283
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5,145	5,384,056
4.100%	02/09/27	9,100	9,683,073
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25	4,540	4,631,640
4.418%	11/15/35(a)	21,385	22,379,803
Grain Spectrum Funding II LLC,
Sec’d. Notes, 144A
3.290%	10/10/34	610	609,974

A19

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
2.350%	06/15/45	5,190	$ 5,187,756
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/21	815	827,918
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	2,355	2,449,200
Metropolitan Light Co. Ltd. (Hong Kong),
Gtd. Notes
5.500%	11/21/22	454	467,866
Gtd. Notes, 144A
5.500%	11/21/22	506	521,454
Navient Corp.,
Sr. Unsec’d. Notes
6.750%	06/25/25(a)	515	531,094
7.250%	09/25/23	695	755,465
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24(a)	1,300	1,348,347
7.250%	01/25/22	55	59,263
8.000%	03/25/20	260	264,875
NFP Corp.,
Sr. Unsec’d. Notes, 144A
6.875%	07/15/25	545	540,912
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	740	765,752
5.250%	08/15/22	2,150	2,265,885
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.750%	05/01/25	1,155	1,191,094
Springleaf Finance Corp.,
Gtd. Notes
6.125%	03/15/24	760	817,950
6.625%	01/15/28	275	295,707
7.125%	03/15/26	510	565,756
8.250%	10/01/23	505	588,325
Synchrony Financial,
Sr. Unsec’d. Notes
3.700%	08/04/26	655	668,517
4.250%	08/15/24	855	901,239
4.375%	03/19/24	1,420	1,506,801
Tarjeta Naranja SA (Argentina),
Sr. Unsec’d. Notes, 144A, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+ 3.500% (Cap N/A, Floor 15.000%)
51.582%(c)	04/11/22	1,825	294,953
			118,855,836
Electric — 1.2%
AES Corp.,
Sr. Unsec’d. Notes
5.125%	09/01/27	935	993,438
6.000%	05/15/26(a)	1,385	1,469,831
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	2,260	2,355,422
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.350%	08/01/28	3,535	$ 3,869,630
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18(d)	900	135,000
Clearway Energy Operating LLC,
Gtd. Notes, 144A
5.750%	10/15/25	975	1,026,187
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	2,438	2,592,891
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	585	619,375
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34(a)	380	413,250
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21	693	743,243
Drax Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.625%	11/01/25	705	733,200
Edison International,
Sr. Unsec’d. Notes
2.400%	09/15/22(a)	785	777,282
2.950%	03/15/23	470	470,000
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26(a)	4,585	4,789,032
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28(a)	5,400	6,000,750
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23	7,395	7,441,121
3.625%	05/25/27	10,495	10,890,113
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	1,500	1,604,676
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28	7,100	7,595,466
Sr. Unsec’d. Notes
7.125%	02/11/25	20,900	21,507,229
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	5,200	5,713,500
Sr. Unsec’d. Notes, EMTN
6.750%	08/06/23	600	616,076
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27(a)	16,475	17,555,560
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	5,520	5,955,043
Instituto Costarricense de Electricidad (Costa Rica),
Sr. Unsec’d. Notes
6.375%	05/15/43	200	165,502

A20

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	8,995	$ 9,753,908
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	775	790,096
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	715	737,344
4.500%	09/15/27(a)	1,600	1,636,000
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28(a)	1,795	1,929,625
6.625%	01/15/27	1,865	2,020,448
7.250%	05/15/26	2,160	2,365,740
Gtd. Notes, 144A
5.250%	06/15/29	925	994,652
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	630	648,276
4.450%	06/15/29	2,055	2,141,036
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29	2,265	2,344,275
4.875%	07/17/49	440	477,893
6.250%	01/25/49	745	967,161
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	2,100	2,216,258
5.250%	10/24/42	700	790,125
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36	740	932,109
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27	1,586	1,628,845
3.400%	02/01/28(a)	11,380	11,755,056
3.800%	02/01/38	2,875	2,956,931
4.000%	02/01/48	1,675	1,771,873
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26(a)	4,545	4,687,114
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43	1,605	1,923,336
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.125%	05/07/24	1,600	1,719,166
4.850%	05/07/44	1,200	1,545,796
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes
2.875%	05/18/26	1,500	1,521,166
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	1,370	1,407,675
Vistra Energy Corp.,
Gtd. Notes, 144A
8.000%	01/15/25(a)	200	210,250
8.125%	01/30/26	3,195	3,426,637
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	645	$ 664,144
5.500%	09/01/26(a)	975	1,020,045
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	1,870	1,882,412
4.300%	07/15/29	2,720	2,790,740
Sr. Unsec’d. Notes, 144A
5.625%	02/15/27	1,335	1,405,822
			179,094,771
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
6.375%	07/15/26(a)	1,275	1,365,703
7.750%	01/15/27(a)	2,965	3,303,603
			4,669,306
Electronics — 0.2%
ADT Security Corp. (The),
Sr. Sec’d. Notes
6.250%	10/15/21	505	537,825
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	4,035	4,205,880
Avnet, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21	4,845	4,944,843
4.625%	04/15/26	2,135	2,297,509
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27	4,480	4,929,899
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	4,900	4,898,367
			21,814,323
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.625%	05/18/36	500	587,505
CCCI Treasure Ltd. (China),
Gtd. Notes
3.500%(ff)	—(rr)	1,260	1,258,791
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	10,800	10,712,520
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	1,600	1,587,040
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	1,250	1,278,125
			15,423,981

A21

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment — 0.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25(a)	1,270	$ 1,210,500
Cedar Fair LP,
Gtd. Notes, 144A
5.250%	07/15/29	1,855	1,984,850
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24	470	483,513
5.375%	04/15/27	760	813,428
Churchill Downs, Inc.,
Gtd. Notes, 144A
5.500%	04/01/27	1,635	1,734,898
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	950	1,002,250
6.000%	09/15/26	960	1,051,200
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	02/15/22	360	379,896
6.500%	02/15/25(a)	265	294,169
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
6.375%	02/01/24	950	1,004,511
Scientific Games International, Inc.,
Gtd. Notes
10.000%	12/01/22	2,198	2,285,920
Gtd. Notes, 144A
8.250%	03/15/26	1,925	2,042,136
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26	3,155	3,360,075
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	10/01/29(a)	955	1,000,745
			18,648,091
Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Gtd. Notes, 144A
5.625%	11/15/24	1,365	1,424,719
GFL Environmental, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	06/01/26	160	168,400
8.500%	05/01/27	1,445	1,602,143
			3,195,262
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
6.625%	06/15/24(a)	2,450	2,566,375
Gtd. Notes, 144A
5.875%	02/15/28	1,525	1,614,121
7.500%	03/15/26	2,160	2,403,000
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	2,680	2,736,950
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25(a)	2,090	$ 2,001,175
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26(a)	865	776,338
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.875%	10/01/49	1,520	1,534,819
Minerva Luxembourg SA (Brazil),
Gtd. Notes, 144A
6.500%	09/20/26	2,050	2,132,410
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	55	55,825
Post Holdings, Inc.,
Gtd. Notes, 144A
8.000%	07/15/25	1,010	1,080,700
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26	3,670	3,793,899
Sigma Holdco BV (Netherlands),
Gtd. Notes, 144A
7.875%	05/15/26	1,045	1,042,387
			21,737,999
Forest Products & Paper — 0.1%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.750%	07/15/23(a)	755	764,437
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
3.875%	11/02/27	2,495	2,548,044
Mercer International, Inc. (Germany),
Sr. Unsec’d. Notes
5.500%	01/15/26	550	529,375
6.500%	02/01/24	1,075	1,101,875
7.750%	12/01/22	100	103,875
Suzano Austria GmbH (Brazil),
Gtd. Notes
6.000%	01/15/29	1,700	1,847,900
			6,895,506
Gas — 0.1%
NiSource, Inc.,
Jr. Sub. Notes
5.650%(ff)	—(rr)	815	819,075
Perusahaan Gas Negara Persero Tbk (Indonesia),
Sr. Unsec’d. Notes, 144A
5.125%	05/16/24	6,000	6,538,961
			7,358,036
Hand/Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
9.000%	02/15/23	1,195	1,060,563

A22

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Hand/Machine Tools (cont’d.)
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24	1,015	$ 1,074,225
6.375%	02/15/26	1,150	1,237,328
			3,372,116
Healthcare-Products — 0.3%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24	1,871	2,004,833
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25	10,431	11,682,720
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.675%	12/15/19	50	50,012
3.363%	06/06/24	5,610	5,851,726
3.700%	06/06/27	10,934	11,607,309
3.734%	12/15/24	2,870	3,036,794
4.669%	06/06/47	3,010	3,554,744
Hill-Rom Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	09/15/27	560	572,516
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes, 144A
12.500%	11/01/21(a)	1,135	1,205,938
			39,566,592
Healthcare-Services — 0.3%
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
5.000%	07/15/27	625	648,438
Centene Corp.,
Sr. Unsec’d. Notes
5.625%	02/15/21	325	329,618
6.125%	02/15/24	650	676,130
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24	835	848,569
Eagle Holding Co. II LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.625% or PIK 8.375%
7.625%	05/15/22	1,820	1,833,650
Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	05/15/22	2,665	2,688,319
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26	1,135	1,247,024
5.625%	09/01/28(a)	330	367,719
5.875%	02/01/29	1,000	1,123,230
7.500%	02/15/22	4,045	4,483,073
Humana, Inc.,
Sr. Unsec’d. Notes
3.850%	10/01/24	6,150	6,496,424
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22	1,785	1,858,352
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23	1,670	$ 1,697,555
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/22	1,310	1,388,652
RegionalCare Hospital Partners Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.250%	05/01/23	935	994,606
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)	1,835	1,963,266
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26	285	297,825
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27(a)	555	578,060
Sr. Unsec’d. Notes
8.125%	04/01/22	2,625	2,839,069
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	02/15/24	1,450	1,527,022
3.700%	12/15/25	825	888,215
3.875%	12/15/28	1,240	1,365,228
4.450%	12/15/48	3,350	3,961,539
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	1,445	1,504,606
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26	660	704,418
			42,310,607
Home Builders — 0.0%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23(a)	735	784,613
Home Furnishings — 0.0%
Controladora Mabe SA de CV (Mexico),
Gtd. Notes
5.600%	10/23/28(a)	300	322,878
Gtd. Notes, 144A
5.600%	10/23/28	730	785,670
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	530	552,525
5.625%	10/15/23	705	725,269
			2,386,342
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	480	500,875
Gtd. Notes, 144A
5.000%	10/01/29	715	727,513
			1,228,388

A23

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.000%	10/15/23	450	$ 464,175
Turkiye Sise ve Cam Fabrikalari A/S (Turkey),
Gtd. Notes, 144A
6.950%	03/14/26	1,495	1,536,112
			2,000,287
Insurance — 0.3%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/24	1,000	1,077,500
Sr. Unsec’d. Notes, 144A
10.125%	08/01/26	650	679,250
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28	6,225	6,763,027
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26	720	767,060
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26	1,415	1,521,125
AXA Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23	1,910	1,993,538
4.350%	04/20/28	6,985	7,443,799
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	6,265	6,733,622
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
4.500%	08/15/28	3,580	3,849,913
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27	1,490	1,530,975
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26(a)	1,430	1,468,896
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24	6,405	6,655,787
			40,484,492
Internet — 0.7%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24	19,335	20,343,744
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22	8,965	9,012,942
3.875%	09/29/23	6,995	7,278,006
4.375%	03/29/28	5,040	5,456,503
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	2,675	2,738,405
3.650%	03/15/25	145	154,553
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26	20,725	$ 23,281,864
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27	1,680	1,766,100
GrubHub Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/01/27	2,050	2,091,615
Match Group, Inc.,
Sr. Unsec’d. Notes
6.375%	06/01/24	1,300	1,365,000
Sr. Unsec’d. Notes, 144A
5.625%	02/15/29(a)	2,005	2,150,363
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24(a)	2,010	2,190,900
5.875%	11/15/28	2,715	2,949,304
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29	975	1,016,438
6.375%	05/15/29	2,285	2,530,637
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.800%	02/11/25	12,980	13,672,828
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	09/15/27	420	418,950
8.000%	11/01/26	2,530	2,561,625
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	1,045	1,140,931
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
6.375%	05/15/25(a)	2,603	2,680,569
Gtd. Notes, 144A
5.750%	01/15/27	2,556	2,612,999
			107,414,276
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes, 144A
6.250%	05/15/26	1,390	1,457,763
Iron/Steel — 0.1%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	3,850	3,889,206
4.550%	03/11/26	1,314	1,374,843
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25	2,530	2,669,150
CSN Resources SA (Brazil),
Gtd. Notes
7.625%	02/13/23	1,825	1,904,844
Gtd. Notes, 144A
7.625%	02/13/23(a)	600	626,250
			10,464,293

A24

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time — 0.0%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23	920	$ 945,300
5.375%	04/15/23	500	510,000
Silversea Cruise Finance Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	02/01/25	1,355	1,447,140
			2,902,440
Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26	925	980,500
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	1,135	1,156,035
3.500%	08/18/26	1,680	1,706,656
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	1,530	1,648,575
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.875%	05/15/26	685	717,537
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27	835	915,035
6.000%	03/15/23	1,200	1,322,040
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	10/01/27(a)	1,380	1,397,250
			9,843,628
Machinery-Diversified — 0.1%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24	1,055	1,056,379
2.950%	09/15/29	1,675	1,679,064
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24	1,225	1,264,812
5.875%	08/15/26	1,250	1,306,250
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26	930	989,288
Tennant Co.,
Gtd. Notes
5.625%	05/01/25	945	982,800
			7,278,593
Media — 0.8%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.500%	05/15/26	1,260	1,338,737
Altice Finco SA (Luxembourg),
Sec’d. Notes, 144A, MTN
7.625%	02/15/25	1,100	1,141,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Altice Luxembourg SA (Luxembourg),
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	1,637	$ 1,844,899
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24(a)	1,675	1,725,300
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	340	385,900
7.750%	06/01/27	330	380,325
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28	2,775	2,868,656
5.125%	05/01/27	1,100	1,148,125
5.375%	06/01/29(a)	1,085	1,155,525
5.500%	05/01/26(a)	3,435	3,597,819
5.750%	02/15/26	425	449,225
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	2,627	2,881,701
5.750%	04/01/48	720	820,795
6.384%	10/23/35	750	908,127
6.484%	10/23/45	875	1,064,723
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
9.250%	02/15/24(a)	3,700	4,065,042
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	720	750,132
Comcast Corp.,
Gtd. Notes
3.150%	03/01/26	5,470	5,727,552
3.200%	07/15/36	640	654,769
3.300%	02/01/27	9,505	10,041,148
3.900%	03/01/38	1,550	1,711,609
3.950%	10/15/25	1,615	1,757,863
4.150%	10/15/28	2,305	2,585,579
4.700%	10/15/48	1,930	2,363,175
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26	700	736,680
6.500%	02/01/29	4,230	4,701,539
6.625%	10/15/25(a)	800	856,240
Sr. Unsec’d. Notes, 144A
5.750%	01/15/30	2,065	2,158,173
7.750%	07/15/25(a)	2,275	2,446,080
10.875%	10/15/25	6,445	7,298,640
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27(a)	1,510	1,566,625
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	2,105	2,183,938
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24(a)	560	555,100
6.750%	06/01/21	960	1,010,208
7.750%	07/01/26(a)	2,150	2,187,625

A25

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Fox Corp.,
Sr. Unsec’d. Notes, 144A
4.709%	01/25/29(a)	4,390	$ 5,014,436
GCI LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24	930	1,003,238
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
5.125%	03/31/27	600	615,000
Iheart Communications, Inc., Escrow,
Sr. Sec’d. Notes
9.000%	12/31/99^	30	—
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	2,285	2,468,486
Sr. Sec’d. Notes
6.375%	05/01/26(a)	685	739,800
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	585	608,400
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	1,815	1,910,288
Nexstar Broadcasting, Inc.,
Gtd. Notes
5.875%	11/15/22(a)	575	587,938
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/23(a)	1,613	1,659,374
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24	1,605	1,664,112
5.375%	07/15/26	1,240	1,301,826
5.500%	07/01/29	3,525	3,762,938
TEGNA, Inc.,
Gtd. Notes, 144A
5.000%	09/15/29	1,145	1,160,881
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23(a)	1,200	1,197,000
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)	1,375	1,379,297
5.125%	02/15/25	610	592,829
UPCB Finance IV Ltd. (Netherlands),
Sr. Sec’d. Notes, 144A
5.375%	01/15/25	900	924,750
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	920	968,300
Gtd. Notes, 144A
5.125%	04/15/27	1,390	1,469,925
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.750%	01/15/25	1,565	1,611,950
6.000%	10/15/24	1,455	1,498,650
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	800	$ 835,000
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	300	312,660
			110,355,902
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	09/30/27	745	755,236
HTA Group Ltd. (Congo (Democratic Republic)),
Gtd. Notes
9.125%	03/08/22	850	884,442
Park-Ohio Industries, Inc.,
Gtd. Notes
6.625%	04/15/27(a)	520	496,600
Zekelman Industries, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	06/15/23	348	366,705
			2,502,983
Mining — 0.3%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.750%	09/30/24	400	420,500
7.000%	09/30/26(a)	2,395	2,598,647
Aleris International, Inc.,
Sec’d. Notes, 144A
10.750%	07/15/23	185	194,712
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	1,000	1,033,073
4.125%	09/27/22	1,240	1,291,584
4.750%	04/10/27	1,165	1,256,323
Constellium SE,
Gtd. Notes, 144A
5.750%	05/15/24	710	729,525
6.625%	03/01/25(a)	2,425	2,528,062
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	09/30/29	13,965	13,912,352
3.625%	08/01/27	1,745	1,837,328
3.700%	01/30/50	1,900	1,889,227
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
5.125%	03/15/23	560	577,489
5.125%	05/15/24	1,020	1,060,800
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34	2,095	1,990,250
Gold Fields Orogen Holdings BVI Ltd. (South Africa),
Gtd. Notes
5.125%	05/15/24	800	845,240
Gtd. Notes, 144A
5.125%	05/15/24	360	380,358

A26

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Hecla Mining Co.,
Gtd. Notes
6.875%	05/01/21	305	$ 301,950
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
7.250%	01/15/23(a)	680	702,100
7.625%	01/15/25	615	623,456
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.150%	09/12/29(a)	1,240	1,244,650
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22	845	890,419
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25(a)	1,260	1,176,021
Novelis Corp.,
Gtd. Notes, 144A
6.250%	08/15/24	1,140	1,191,300
			38,675,366
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Jr. Sub. Notes, Series D
5.000%(ff)	—(a)(rr)	3,670	3,466,719
Sr. Unsec’d. Notes
3.375%	03/11/24(a)	2,255	2,320,340
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24	790	811,297
			6,598,356
Oil & Gas — 1.4%
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23	285	213,038
Carrizo Oil & Gas, Inc.,
Gtd. Notes
6.250%	04/15/23(a)	315	298,463
8.250%	07/15/25(a)	2,554	2,501,898
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23	1,929	1,989,494
5.400%	06/15/47(a)	1,955	2,200,991
Chesapeake Energy Corp.,
Gtd. Notes, 144A
8.000%	03/15/26(a)	410	280,850
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	1,300	1,381,250
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes
4.500%	10/03/23	3,000	3,218,797
Gtd. Notes, 144A
4.500%	10/03/23	1,940	2,081,489
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25	3,125	3,257,247
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
CNOOC Nexen Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24	975	$ 1,042,001
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	6,125	6,366,090
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	—(rr)	520	537,555
Covey Park Energy LLC/Covey Park Finance Corp.,
Gtd. Notes, 144A
7.500%	05/15/25	310	248,000
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	2,240	2,253,955
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26	805	837,200
5.750%	01/30/28	1,435	1,524,687
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23	6,148	6,508,377
4.750%	09/12/28	4,750	5,389,237
Gulfport Energy Corp.,
Gtd. Notes
6.375%	05/15/25	1,070	759,700
6.375%	01/15/26	565	395,500
HPCL-Mittal Energy Ltd. (India),
Sr. Unsec’d. Notes
5.250%	04/28/27	550	547,544
Jagged Peak Energy LLC,
Gtd. Notes
5.875%	05/01/26	3,390	3,398,475
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
4.750%	04/19/27	7,200	7,789,680
Sr. Unsec’d. Notes, 144A
6.375%	10/24/48	2,280	2,833,365
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26	2,965	2,965,000
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26(a)	3,056	3,061,806
Noble Holding International Ltd.,
Gtd. Notes
8.950%	04/01/45	615	295,200
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	8,355	8,417,524
3.200%	08/15/26	595	600,328
4.400%	08/15/49	2,805	2,883,279
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/27(a)	2,355	2,431,537
6.250%	06/01/24	895	926,325

A27

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42		300	$ 364,116
Sr. Unsec’d. Notes, 144A, MTN
6.450%	05/30/44		1,645	2,115,601
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43		9,300	10,812,015
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.850%	06/05/2115		2,400	2,746,800
7.375%	01/17/27		6,480	7,826,609
8.750%	05/23/26(a)		15,390	19,687,657
Petroleos de Venezuela SA (Venezuela),
First Lien
8.500%	10/27/20		2,475	829,125
First Lien, 144A
8.500%	10/27/20		1,076	360,292
Sr. Unsec’d. Notes
5.375%	04/12/27(d)		5,670	453,600
6.000%	05/16/24(d)		19,015	1,521,200
6.000%	11/15/26(d)		6,600	528,000
9.000%	11/17/21(d)		37,670	3,013,600
9.750%	05/17/35(d)		1,875	150,000
12.750%	02/17/22(d)		5,195	415,600
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44		600	513,090
5.625%	01/23/46		13,880	11,811,880
6.500%	06/02/41		18,252	17,439,786
7.190%	09/12/24	MXN	3,700	163,588
Gtd. Notes, 144A
6.840%	01/23/30		3,105	3,216,469
7.690%	01/23/50		235	244,988
Gtd. Notes, MTN
6.750%	09/21/47(a)		1,035	993,393
6.875%	08/04/26(a)		3,500	3,762,500
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.625%	03/01/26		150	129,420
6.875%	03/01/21		860	853,550
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	04/16/29		5,875	6,129,987
4.375%	04/16/49		4,000	4,369,362
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25		2,135	2,113,650
6.750%	05/01/23		665	671,650
6.875%	06/30/23		450	460,125
Trinidad Petroleum Holdings Ltd. (Trinidad & Tobago),
Sr. Sec’d. Notes, 144A
9.750%	06/15/26		300	339,188
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.,
Gtd. Notes, 144A
9.750%	04/15/23		800	374,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	4,520	$ 4,658,632
3.700%	09/15/26	3,608	3,731,669
3.700%	03/15/28	4,041	4,148,124
4.500%	03/04/29	3,850	4,195,789
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	10/15/27	405	407,025
8.250%	08/01/23	1,330	1,496,250
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.000% (Cap N/A, Floor 18.000%)
51.625%(c)	07/07/20	435	95,228
			202,579,440
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	1,050	1,114,270
CSI Compressco LP/CSI Compressco Finance, Inc.,
Gtd. Notes
7.250%	08/15/22(a)	245	221,627
Sr. Sec’d. Notes, 144A
7.500%	04/01/25	720	707,400
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes
8.125%	05/01/25	2,735	2,724,744
Poinsettia Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	06/17/31	400	383,193
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes, 144A
6.875%	09/01/27	925	955,063
			6,106,297
Packaging & Containers — 0.1%
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	100	121,500
Klabin Austria GmbH (Brazil),
Gtd. Notes, 144A
5.750%	04/03/29	1,390	1,456,025
Mauser Packaging Solutions Holding Co.,
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	1,140	1,077,642
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25(a)	500	545,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24	2,545	2,637,256
Trivium Packaging Finance BV (Netherlands),
Gtd. Notes, 144A
8.500%	08/15/27	415	448,719

A28

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	925	$ 972,360
			7,258,502
Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	3,820	3,973,127
4.700%	05/14/45	2,340	2,503,250
4.875%	11/14/48	7,790	8,594,211
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	3,585	4,023,446
9.250%	04/01/26	1,000	1,136,240
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
7.250%	05/30/29	1,680	1,835,064
9.000%	12/15/25	1,890	2,121,525
Sr. Sec’d. Notes, 144A
5.750%	08/15/27	485	524,203
7.000%	03/15/24	815	856,532
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.875%	12/15/23	10,945	11,433,181
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.200%	06/15/26	7,775	8,156,869
4.125%	06/15/39	1,595	1,807,489
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	3,410	3,525,066
4.900%	09/15/45	175	178,328
Cigna Corp.,
Gtd. Notes
4.125%	11/15/25	7,735	8,305,027
4.375%	10/15/28	3,360	3,671,391
4.900%	12/15/48(a)	4,100	4,690,712
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23	13,875	14,443,015
4.100%	03/25/25	7,665	8,189,783
5.050%	03/25/48	5,610	6,366,950
5.125%	07/20/45	140	158,685
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	575	594,017
4.500%	02/25/26	5,190	5,668,012
NVA Holdings, Inc.,
Gtd. Notes, 144A
6.875%	04/01/26	45	47,756
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.900%	12/15/24	1,710	1,753,023
4.375%	03/15/26	2,305	2,382,469
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	7,200	7,428,938
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/27	715	$ 766,838
			115,135,147
Pipelines — 0.6%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
3.875%	10/11/22	2,060	2,139,878
4.200%	03/23/25	3,760	3,981,475
4.250%	07/15/27	2,600	2,795,589
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	1,320	1,338,320
4.450%	07/15/27	1,330	1,368,486
5.950%	06/01/26	6,820	7,643,281
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	1,765	1,931,572
5.875%	03/31/25	525	584,131
7.000%	06/30/24	3,615	4,154,719
Cheniere Energy Partners LP,
Sr. Unsec’d. Notes, 144A
4.500%	10/01/29	1,260	1,289,925
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
6.250%	04/01/23	1,625	1,667,656
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	—(rr)	1,320	1,254,000
DCP Midstream Operating LP,
Gtd. Notes
8.125%	08/16/30	750	939,375
Gtd. Notes, 144A
6.450%	11/03/36	250	260,625
6.750%	09/15/37	1,035	1,089,337
Energy Transfer Operating LP,
Gtd. Notes
4.500%	04/15/24	955	1,017,974
4.950%	06/15/28	1,480	1,626,538
5.250%	04/15/29	2,165	2,443,687
5.500%	06/01/27	2,225	2,517,131
5.875%	01/15/24	2,575	2,862,521
6.000%	06/15/48	3,100	3,662,481
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23	3,305	3,362,837
Gtd. Notes, 144A
7.500%	04/15/26	1,900	1,908,550
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27(a)	1,175	1,241,094
6.000%	06/01/26	1,040	1,125,592
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30	1,950	2,023,125

A29

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.850%	01/31/23	995	$ 994,986
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	10,460	11,533,381
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22(a)	500	456,250
5.750%	04/15/25	745	628,929
Summit Midstream Partners LP,
Jr. Sub. Notes, Series A
9.500%(ff)	—(rr)	330	237,600
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	1,555	1,547,225
5.500%	01/15/28(a)	500	488,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.125%	02/01/25	1,350	1,388,272
5.250%	05/01/23	645	650,644
6.750%	03/15/24	1,290	1,336,762
Gtd. Notes, 144A
6.500%	07/15/27	3,395	3,704,251
6.875%	01/15/29	480	524,434
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	1,565	1,673,553
4.600%	03/15/48	2,165	2,397,334
TransMontaigne Partners LP/TLP Finance Corp.,
Gtd. Notes
6.125%	02/15/26	860	827,750
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	01/15/25	2,630	2,754,336
4.000%	09/15/25	985	1,041,279
4.300%	03/04/24	415	441,117
4.850%	03/01/48	2,990	3,198,974
			92,055,676
Real Estate — 0.1%
CBRE Services, Inc.,
Gtd. Notes
4.875%	03/01/26(a)	1,460	1,621,202
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	01/17/23	1,100	1,092,883
8.000%	01/27/24	450	488,518
Easy Tactic Ltd. (China),
Sr. Sec’d. Notes
9.125%	07/28/22	600	612,655
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25(a)	1,390	1,445,600
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23(a)	1,350	1,046,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Shimao Property Holdings Ltd. (China),
Sr. Unsec’d. Notes
5.600%	07/15/26	280	$ 285,856
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.750%	07/16/23	690	675,265
Yanlord Land HK Co. Ltd. (Singapore),
Sr. Sec’d. Notes
6.750%	04/23/23	1,220	1,260,283
			8,528,512
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	12/15/29	2,695	2,655,988
3.450%	04/30/25	3,270	3,423,200
3.950%	01/15/27	3,756	4,021,229
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	2,560	2,626,913
3.625%	11/15/27	2,210	2,321,013
American Tower Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/23	1,950	1,994,714
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26	6,240	6,295,774
3.650%	02/01/26	4,870	5,153,705
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	1,849	1,923,110
3.850%	02/01/25	3,460	3,618,176
3.900%	03/15/27	6,003	6,292,883
4.125%	06/15/26(a)	3,075	3,261,294
4.125%	05/15/29	5,735	6,119,431
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	9,945	10,423,404
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27	5,065	5,369,286
3.875%	05/01/24	457	481,975
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	990	995,643
5.250%	06/01/25	1,355	1,492,573
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
5.250%	07/15/24	1,700	1,787,125
HCP, Inc.,
Sr. Unsec’d. Notes
3.250%	07/15/26	530	545,229
3.500%	07/15/29(a)	595	618,213
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21	437	442,474
4.125%	03/15/28	1,875	1,997,130

A30

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25	3,540	$ 3,809,851
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
5.750%	02/01/27(a)	695	780,346
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	3,685	3,860,038
6.375%	03/01/24	975	1,022,083
Regency Centers Corp.,
Gtd. Notes
3.750%	11/15/22	1,400	1,457,706
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28	1,450	1,574,257
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	745	766,449
SBA Tower Trust,
Asset Backed, 144A
3.448%	03/15/48	4,300	4,427,429
Asset-Backed, 144A
2.836%	01/15/50	3,865	3,869,963
3.168%	04/09/47	5,850	5,906,792
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21	1,050	1,084,125
Ventas Realty LP,
Gtd. Notes
3.000%	01/15/30	4,605	4,561,924
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27	6,616	6,984,250
4.600%	02/06/24	8,075	8,672,475
4.875%	06/01/26	1,030	1,140,812
VICI Properties 1 LLC/VICI FC, Inc.,
Sec’d. Notes
8.000%	10/15/23	754	824,348
			124,603,330
Retail — 0.1%
Beacon Roofing Supply, Inc.,
Gtd. Notes
6.375%	10/01/23	1,100	1,135,750
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25	1,100	1,073,875
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	3,860	3,995,436
5.125%	07/02/22	6,870	7,217,906
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43(a)	1,143	1,097,280
6.875%	11/15/37	374	418,880
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30(a)	520	$ 536,983
			15,476,110
Semiconductors — 0.2%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.000%	07/01/24(a)	292	302,950
7.500%	08/15/22	985	1,114,281
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.125%	01/15/25	2,075	2,060,450
3.625%	01/15/24(a)	5,865	5,997,608
Broadcom, Inc.,
Gtd. Notes, 144A
4.250%	04/15/26(a)	3,965	4,095,477
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	3,260	3,354,173
4.640%	02/06/24(a)	5,940	6,301,891
4.663%	02/15/30	420	436,844
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.875%	03/01/24(a)	3,680	3,988,745
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26	1,410	1,489,312
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	2,975	3,168,375
			32,310,106
Software — 0.1%
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25	1,980	2,059,200
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26	1,195	1,275,662
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	2,700	2,794,217
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24(a)	4,049	4,280,279
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	1,385	1,447,360
			11,856,718
Storage/Warehousing — 0.0%
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24	1,365	1,405,950

A31

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.8%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	2,215	$ 2,374,945
8.125%	02/01/27	2,440	2,693,150
AT&T, Inc.,
Sr. Unsec’d. Notes
4.500%	03/09/48	3,685	3,963,701
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24(a)	2,300	2,366,148
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	925	958,531
7.500%	10/15/26	350	369,250
Connect Finco SARL/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	1,345	1,370,219
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42	415	419,271
3.663%	05/15/45	4,425	4,632,856
GTT Communications, Inc.,
Gtd. Notes, 144A
7.875%	12/31/24(a)	1,397	782,320
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	3,895	4,227,867
7.625%	06/15/21	610	657,275
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes, 144A
8.500%	10/15/24	3,385	3,409,338
9.750%	07/15/25	3,200	3,342,400
Sr. Sec’d. Notes, 144A
9.500%	09/30/22	2,515	2,917,400
Iridium Communications, Inc.,
Sr. Unsec’d. Notes, 144A
10.250%	04/15/23	2,725	2,936,187
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	350	353,623
5.375%	01/15/24	690	703,697
Gtd. Notes, 144A
4.625%	09/15/27	1,225	1,236,086
MTN Mauritius Investments Ltd. (South Africa),
Gtd. Notes
6.500%	10/13/26	1,300	1,421,485
Oi SA (Brazil),
Gtd. Notes, Cash coupon 10.000% or PIK 4.000%
10.000%	07/27/25	575	526,183
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27	1,000	1,033,450
Sixsigma Networks Mexico SA de CV (Mexico),
Gtd. Notes, 144A
7.500%	05/02/25	1,300	1,284,400
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23	1,000	$ 1,028,509
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	935	1,153,276
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
11.500%	11/15/21	1,300	1,509,625
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	995	1,072,411
7.250%	09/15/21	470	501,537
7.875%	09/15/23(a)	2,170	2,383,658
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	850	908,438
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
8.875%	11/15/24	2,605	2,791,257
Sr. Unsec’d. Notes, 144A
6.500%	10/15/27	1,605	1,631,081
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26	4,075	4,381,399
T-Mobile USA. Inc., Escrow Shares,
Sr. Unsec’d. Notes
0.000%	07/09/99^(a)	1,030	—
Sr. Unsec’d. Notes
4.750%	02/01/28^	820	—
6.500%	01/15/26^	5,975	—
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes
4.875%	06/19/24	1,300	1,263,795
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25	990	1,040,054
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.672%	03/15/55	563	675,327
4.750%	11/01/41	1,195	1,417,283
4.862%	08/21/46	14,335	17,508,534
5.012%	04/15/49	2,715	3,413,638
ViaSat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27	710	745,500
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25	4,175	4,507,938
4.375%	05/30/28	5,825	6,433,733
4.875%	06/19/49	5,800	6,458,000
5.000%	05/30/38	3,040	3,473,902
			108,278,677
Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35(a)	980	1,125,050

A32

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	900	$ 993,375
Pelabuhan Indonesia III Persero PT (Indonesia),
Sr. Unsec’d. Notes
4.875%	10/01/24	400	432,000
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes, 144A
5.875%	01/18/25	590	621,718
7.375%	02/09/24	855	920,202
Ukraine Railways Via Rail Capital Markets PLC (Ukraine),
Sr. Unsec’d. Notes
8.250%	07/09/24	800	834,160
			4,926,505
Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	1,765	1,840,013
5.250%	11/15/21	1,520	1,580,800
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	3,645	3,684,374
4.125%	07/15/23	526	552,863
			7,658,050

Total Corporate Bonds (cost $1,992,317,414)			2,052,433,115
Municipal Bonds — 0.4%
California — 0.1%
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	600	939,096
7.625%	03/01/40	2,990	4,905,992
University of California,
Revenue Bonds
4.601%	05/15/31	4,900	5,760,195
			11,605,283
Colorado — 0.0%
Denver City & County School District No. 1,
Certificate Participation
4.242%	12/15/37	1,215	1,384,650
District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs
5.591%	12/01/34	120	154,229
Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds
2.995%	07/01/20	3,695	3,720,496
Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, BABs
5.720%	12/01/38	2,065	2,794,028
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York — 0.1%
City of New York,
General Obligation Unlimited, Taxable, BABs
6.271%	12/01/37	2,630	$ 3,768,185
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,158,154
Revenue Bonds, BABs
5.508%	08/01/37	3,275	4,323,851
			10,250,190
North Carolina — 0.1%
University of North Carolina at Chapel Hill,
Revenue Bonds, Taxable
3.847%	12/01/34	5,675	6,586,745
Ohio — 0.0%
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	2,920	3,518,366
Oregon — 0.0%
State of Oregon,
General Obligation Unlimited
5.892%	06/01/27	60	72,988
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation Unlimited
8.000%	07/01/35(d)	2,000	1,202,500
South Carolina — 0.0%
South Carolina Public Service Authority,
Revenue Bonds
4.322%	12/01/27	1,460	1,623,243
Texas — 0.0%
Texas Transportation Commission State Highway Fund,
Revenue Bonds, Taxable, BABs
5.178%	04/01/30	2,420	2,977,955
Utah — 0.0%
Utah Transit Authority,
Revenue Bonds, BABs
5.937%	06/15/39	1,920	2,678,419
Virginia — 0.1%
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,842,263
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	960	1,236,538
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	2,079,885
			5,158,686

Total Municipal Bonds (cost $48,015,556)			53,727,778

A33

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 1.4%
Angel Oak Mortgage Trust I LLC,
Series 2019-02, Class A1, 144A
3.628%(cc)	03/25/49	5,468	$ 5,544,032
COLT Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
2.930%(cc)	02/25/48	927	926,392
Series 2018-01, Class A2, 144A
2.981%(cc)	02/25/48	266	265,936
Series 2018-04, Class A1, 144A
4.006%(cc)	12/28/48	5,085	5,143,099
Series 2019-03, Class A1, 144A
2.764%(cc)	08/25/49	6,012	6,043,020
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	04/25/31	1,073	1,073,234
Series 2019-R03, Class 1M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	09/25/31	3,115	3,116,184
Series 2019-R04, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	06/25/39	3,908	3,911,939
Series 2019-R05, Class 1M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	07/25/39	5,926	5,932,326
Deephaven Residential Mortgage Trust,
Series 2018-02A, Class A1, 144A
3.479%(cc)	04/25/58	2,537	2,554,756
Series 2018-03A, Class A1, 144A
3.789%(cc)	08/25/58	4,690	4,711,151
Series 2018-04A, Class A1, 144A
4.080%(cc)	10/25/58	8,609	8,695,574
Series 2019-02A, Class A3, 144A
3.763%(cc)	04/25/59	2,792	2,817,370
Fannie Mae Connecticut Avenue Securities,
Series 2017-C01, Class 1M1, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.318%(c)	07/25/29	1,102	1,104,365
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.968%(c)	10/25/29	1,671	1,674,092
Series 2017-C06, Class 1M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.768%(c)	02/25/30	614	614,510
Series 2017-C07, Class 2M1, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	05/25/30	962	962,040
Series 2018-C01, Class 1M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.618%(c)	07/25/30	1,465	1,464,467
Series 2018-C03, Class 1M1, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
2.698%(c)	10/25/30	1,282	1,282,692
Series 2018-C05, Class 1M1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
2.738%(c)	01/25/31	3,830	3,831,470
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-C06, Class 2M1, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
2.568%(c)	03/25/31	1,524	$ 1,523,338
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/25/32	3	520
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	3,559	3,697,124
FirstKey Mortgage Trust,
Series 2014-01, Class B2, 144A
4.008%(cc)	11/25/44	1,748	1,858,612
Freddie Mac REMICS,
Series 4448, Class JA
4.000%	11/15/36	64	65,143
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ02, Class M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 0.000%)
4.218%(c)	09/25/24	1,203	1,218,451
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
3.868%(c)	10/25/27	2,416	2,431,662
Series 2015-DNA02, Class M2, 1 Month LIBOR + 2.600% (Cap N/A, Floor 0.000%)
4.618%(c)	12/25/27	3,822	3,840,050
Series 2015-DNA03, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 0.000%)
4.868%(c)	04/25/28	982	991,805
Series 2015-HQ02, Class M2, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
3.968%(c)	05/25/25	3,525	3,554,266
Series 2016-DNA01, Class M2, 1 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
5.045%(c)	07/25/28	856	862,099
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
3.368%(c)	03/25/29	1,573	1,579,832
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.218%(c)	07/25/29	538	539,623
Series 2017-DNA02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
3.218%(c)	10/25/29	1,802	1,808,276
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	03/25/30	1,015	1,015,459
Series 2017-HQA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.218%(c)	08/25/29	935	936,531
Series 2017-HQA02, Class M1, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.818%(c)	12/25/29	297	297,503
Series 2017-HQA03, Class M1, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
2.568%(c)	04/25/30	107	107,509

A34

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2018-DNA01, Class M1, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.468%(c)	07/25/30	1,203	$ 1,200,966
Series 2018-DNA01, Class M2AT, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
3.068%(c)	07/25/30	5,120	5,105,493
Series 2018-HQA01, Class M1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
2.718%(c)	09/25/30	4,318	4,318,822
Series 2018-SPI01, Class M1, 144A
3.740%(cc)	02/25/48	1,573	1,583,008
Series 2018-SPI03, Class M1, 144A
4.160%(cc)	08/25/48	1,734	1,746,720
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.594%(cc)	12/25/46	4,669	4,691,619
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	3,357	3,382,647
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	4,624	4,765,783
Government National Mortgage Assoc.,
Series 2010-103, Class IN, IO
4.500%	02/20/39	33	465
Series 2011-41, Class AI, IO
4.500%	12/20/39	151	4,864
Series 2011-88, Class EI, IO
4.500%	11/20/39	120	1,698
Series 2012-94, Class BI, IO
4.000%	05/20/37	1,694	102,780
Series 2013-24, Class OI, IO
4.000%	02/20/43	702	92,072
Series 2013-82, Class IG, IO
3.500%	05/20/43	1,686	285,913
Series 2017-184, Class JH
3.000%	12/20/47	3,351	3,466,188
Series 2018-08, Class DA
3.000%	11/20/47	2,746	2,825,522
Series 2018-122, Class FE, 1 Month LIBOR + 0.300% (Cap 6.500%, Floor 0.300%)
2.344%(c)	09/20/48	2,561	2,552,896
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
2.451%(cc)	07/25/44	463	461,387
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A3, 144A
3.999%(cc)	06/25/48	2,056	2,077,581
Series 2019-02, Class A1, 144A
2.702%(cc)	09/25/59	7,456	7,446,273
JPMorgan Mortgage Trust,
Series 2019-INV02, Class A3, 144A
3.500%(cc)	02/25/50	2,855	2,885,542
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	7,141	7,451,847
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
New Residential Mortgage Loan Trust,
Series 2019-NQM02, Class A1, 144A
3.600%(cc)	04/25/49	2,279	$ 2,308,071
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	950	924,303
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.867%(cc)	08/25/47	2,208	2,313,051
Series 2018-CH01, Class A2, 144A
3.500%(cc)	02/25/48	1,275	1,295,524
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	9,097	9,264,326
STACR Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.768%(c)	09/25/48	1,915	1,916,811
Series 2018-HRP02, Class M1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.868%(c)	02/25/47	2,403	2,403,762
Starwood Mortgage Residential Trust,
Series 2018-IMC02, Class A1, 144A
4.121%(cc)	10/25/48	8,233	8,389,095
Series 2019-01, Class A1, 144A
2.941%(cc)	06/25/49	9,156	9,174,918
Series 2019-IMC01, Class A1, 144A
3.468%(cc)	02/25/49	3,347	3,385,094
Verus Securitization Trust,
Series 2018-02, Class A1, 144A
3.677%(cc)	06/01/58	2,835	2,849,513
Series 2018-02, Class A2, 144A
3.779%(cc)	06/01/58	1,510	1,517,641
Series 2018-03, Class A1, 144A
4.108%(cc)	10/25/58	4,404	4,452,997
Series 2018-INV01, Class A1, 144A
3.626%(cc)	03/25/58	1,065	1,068,340
Series 2019-02, Class A1, 144A
3.211%(cc)	04/25/59	4,415	4,438,803
Series 2019-03, Class A3, 144A
3.040%	07/25/59	2,623	2,623,391
Series 2019-INV01, Class A1, 144A
3.402%(cc)	12/25/59	4,025	4,058,096

Total Residential Mortgage-Backed Securities (cost $205,198,699)			206,830,274
Sovereign Bonds — 2.7%
Argentina Bonar Bonds (Argentina),
Unsec’d. Notes
8.750%	05/07/24	3,300	1,396,257
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.000%(cc)	12/15/35	9,730	194,600
3.750%(cc)	12/31/38	3,700	1,452,287
5.625%	01/26/22	2,820	1,212,628
5.875%	01/11/28	5,190	2,102,002
6.875%	01/26/27	800	335,208

A35

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
7.500%	04/22/26		20,100	$ 8,743,701
8.280%	12/31/33		12,808	6,275,732
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
5.750%	01/16/24		200	208,000
6.000%	11/21/28		7,835	8,295,385
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
3.717%	01/25/27		800	839,008
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23		915	958,472
4.750%	02/15/29		3,610	4,088,325
4.854%	02/06/24		2,414	2,637,319
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series F
10.000%	01/01/23	BRL	15,200	4,061,420
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.625%	01/13/28		1,850	1,965,643
5.000%	01/27/45		4,970	5,147,926
5.625%	01/07/41		3,770	4,217,725
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.500%	01/25/50		7,790	8,393,725
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.500%	03/15/29		10,715	11,909,722
5.000%	06/15/45		2,345	2,743,650
5.625%	02/26/44		1,850	2,312,518
6.125%	01/18/41		2,615	3,406,064
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
4.250%	01/26/23		325	317,691
4.375%	04/30/25		1,370	1,308,364
7.000%	04/04/44		2,215	2,195,641
7.158%	03/12/45		485	485,005
Development Bank of Mongolia LLC (Mongolia),
Unsec’d. Notes, 144A
7.250%	10/23/23		1,630	1,688,643
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.850%	01/27/45		4,300	4,789,125
7.450%	04/30/44		545	645,830
Sr. Unsec’d. Notes, 144A
6.400%	06/05/49		500	532,505
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.875%	01/23/28		4,900	4,642,799
7.950%	06/20/24		6,200	6,324,062
9.650%	12/13/26		1,000	1,048,760
10.750%	01/31/29		600	648,006
Sr. Unsec’d. Notes, 144A
10.750%	03/28/22		1,700	1,850,875
10.750%	01/31/29		275	297,003
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
7.903%	02/21/48		720	723,505
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A, MTN
7.600%	03/01/29		1,135	$ 1,201,012
8.500%	01/31/47		3,995	4,225,527
Sr. Unsec’d. Notes, MTN
8.500%	01/31/47		4,080	4,315,432
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25		1,055	1,085,342
7.650%	06/15/35		600	643,506
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27		615	638,069
8.625%	02/28/29		4,355	5,068,175
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes
4.250%	09/18/22		1,900	1,801,785
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26		500	513,198
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
8.125%	01/18/26		5,170	5,469,116
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30		336	319,540
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
4.900%	06/01/30		1,148	1,212,977
Hazine Mustesarligi Varlik Kiralama A/S (Turkey),
Sr. Unsec’d. Notes
4.489%	11/25/24(a)		4,800	4,604,803
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48		600	661,544
4.750%	02/11/29		1,175	1,336,528
8.500%	10/12/35		425	667,472
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22		3,445	3,538,604
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25		4,325	4,602,203
4.625%	04/15/43		3,700	4,131,084
5.250%	01/17/42		2,600	3,126,308
Indonesia Treasury Bond (Indonesia),
Sr. Unsec’d. Notes, Series 071
9.000%	03/15/29	IDR	40,100,000	3,126,020
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		5,324	5,221,939
6.125%	06/15/33		200	192,520
6.375%	03/03/28		2,000	2,046,560
6.625%	03/22/48	EUR	1,500	1,651,771
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45		2,725	3,562,965
8.000%	03/15/39		2,900	3,795,404
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
7.250%	02/28/28		1,700	1,761,965

A36

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	MXN	58,800	$ 2,969,349
Bonds, Series M
8.000%	11/07/47	MXN	47,000	2,562,922
Bonds, Series M30
10.000%	11/20/36	MXN	20,000	1,290,007
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		2,800	3,031,000
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
5.625%	05/01/23		600	605,995
Sr. Unsec’d. Notes, EMTN
5.125%	12/05/22		4,660	4,648,537
10.875%	04/06/21		1,140	1,242,582
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
5.500%	12/11/42		600	715,854
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.143%	02/23/30		3,100	3,169,750
8.747%	01/21/31		1,800	2,018,610
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		1,040	1,051,107
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		2,000	2,021,360
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26		2,050	1,968,943
5.375%	03/08/27		1,650	1,621,125
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26		1,000	960,460
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
6.875%	12/05/27		2,100	2,069,025
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		6,090	6,281,835
3.870%	07/23/60		1,205	1,302,617
4.500%	04/16/50		545	647,193
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.700%	03/27/27		1,000	1,081,260
5.400%	03/30/50		735	833,122
5.600%	03/13/48		315	363,828
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.350%	09/10/24		4,200	4,502,400
4.550%	03/29/26		11,105	12,115,555
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.844%	06/20/30		5,780	5,910,050
Sr. Unsec’d. Notes, 144A
5.400%	08/12/34	PEN	4,965	1,568,551
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24(a)		1,680	1,772,657
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21		7,495	$ 7,591,161
Provincia de Buenos Aires/Government Bonds (Argentina),
Sr. Unsec’d. Notes
9.125%	03/16/24		675	246,038
9.950%	06/09/21		1,000	400,000
Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.830% (Cap N/A, Floor 15.000%)
63.194%(c)	05/31/22	ARS	16,651	88,213
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,195	2,321,212
Republic of Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29		545	533,743
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, R186
10.500%	12/21/26	ZAR	37,700	2,777,528
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		10,705	10,330,325
4.850%	09/27/27		895	915,137
4.850%	09/30/29		9,925	9,886,789
5.375%	07/24/44		800	785,184
5.650%	09/27/47		2,850	2,841,667
6.250%	03/08/41		2,150	2,355,553
Republic of Uzbekistan Bond (Uzbekistan),
Notes, 144A, MTN
5.375%	02/20/29		645	707,888
Notes, EMTN
5.375%	02/20/29		2,000	2,195,000
Sr. Unsec’d. Notes, 144A, MTN
4.750%	02/20/24		2,810	2,943,475
Republic of Venezuela (Venezuela),
Sr. Unsec’d. Notes
11.950%	08/05/31(d)		1,200	129,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
4.625%	04/03/49	EUR	1,315	1,858,260
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.250%	10/26/26		1,900	1,961,644
5.000%	04/17/49		1,500	1,804,170
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
4.750%	03/13/28	EUR	2,500	2,828,321
Unsec’d. Notes
6.250%	05/23/33		1,700	1,710,965
Unsec’d. Notes, 144A
6.250%	05/23/33		1,350	1,358,707
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
1.500%	06/26/29	EUR	1,305	1,479,911
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.750%	01/18/22		3,000	3,008,938
6.125%	06/03/25		2,560	2,483,176

A37

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
6.200%	05/11/27		3,985	$ 3,716,258
6.250%	07/27/21		4,600	4,668,868
6.825%	07/18/26		1,100	1,087,218
6.850%	11/03/25		1,560	1,563,401
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26		1,455	1,438,093
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26		3,500	3,153,220
4.875%	10/09/26		5,965	5,515,907
4.875%	04/16/43		1,995	1,599,958
6.000%	03/25/27		10,635	10,443,230
6.000%	01/14/41		600	537,079
6.250%	09/26/22		7,800	7,995,000
6.875%	03/17/36		4,450	4,428,818
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/23		700	735,437
7.750%	09/01/25		6,580	6,900,775
7.750%	09/01/27		6,520	6,780,539
9.750%	11/01/28		3,500	4,007,640
Sr. Unsec’d. Notes, 144A
0.000%(cc)	05/31/40		850	792,836
6.750%	06/20/26	EUR	545	639,699
7.750%	09/01/21		2,000	2,080,428
9.750%	11/01/28		3,330	3,812,983
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		1,350	1,606,513
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20(d)		4,725	507,938
7.750%	10/13/19(d)		5,500	591,250
9.250%	09/15/27(d)		2,200	236,500
11.750%	10/21/26(d)		2,250	241,875
12.750%	08/23/99(d)		3,025	325,188
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24		2,700	2,956,500
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		2,200	2,409,000

Total Sovereign Bonds (cost $408,706,849)				395,556,350
U.S. Government Agency Obligations — 8.9%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42		45	46,202
3.000%	01/01/43		52	53,848
3.000%	02/01/43		23	23,198
3.000%	02/01/43		43	44,763
3.000%	02/01/43		158	163,359
3.000%	02/01/43		377	388,117
3.000%	03/01/43		71	73,572
3.000%	03/01/43		120	123,637
3.000%	03/01/43		150	154,464
3.000%	03/01/45		44	44,923
3.000%	04/01/45		185	190,235
3.000%	05/01/45		3,139	3,217,106
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	06/01/45	64	$ 65,262
3.000%	06/01/45	314	322,796
3.000%	07/01/45	204	209,076
3.500%	04/01/42	32	33,571
3.500%	04/01/42	380	401,170
3.500%	08/01/42	98	103,349
3.500%	08/01/42	106	111,315
3.500%	08/01/42	512	538,558
3.500%	09/01/42	17	17,571
3.500%	09/01/42	116	121,467
3.500%	09/01/42	876	918,366
3.500%	10/01/42	10	10,842
3.500%	10/01/42	137	143,770
3.500%	11/01/42	69	72,323
3.500%	11/01/42	3,153	3,305,081
3.500%	12/01/42	793	833,029
3.500%	01/01/43	759	797,878
3.500%	03/01/43	3,245	3,410,461
3.500%	04/01/43	25	26,600
3.500%	04/01/43	103	108,290
3.500%	04/01/43	689	724,483
3.500%	05/01/43	1,890	1,985,675
3.500%	10/01/43	229	240,525
3.500%	01/01/44	736	773,569
3.500%	03/01/44	1,208	1,266,142
3.500%	05/01/45	658	686,373
3.500%	06/01/45	124	129,078
3.500%	06/01/45	799	832,926
3.500%	03/01/46	1,438	1,514,302
4.000%	06/01/33	411	435,295
4.000%	10/01/40	10	10,999
4.000%	10/01/40	26	27,241
4.000%	10/01/40	37	39,804
4.000%	11/01/40	24	25,401
4.000%	12/01/40	8	8,384
4.000%	12/01/40	560	598,275
4.000%	12/01/40	1,078	1,152,427
4.000%	12/01/40	1,473	1,574,696
4.000%	02/01/41	362	386,997
4.000%	04/01/41	2,183	2,332,910
4.000%	10/01/41	156	167,323
4.000%	10/01/41	432	462,071
4.000%	12/01/41	317	338,526
4.000%	03/01/42	26	28,050
4.000%	04/01/42	37	39,232
4.000%	04/01/42	65	69,639
4.000%	04/01/42	197	210,947
4.000%	05/01/43	222	236,409
4.500%	09/01/23	104	107,958
4.500%	05/01/39	141	153,761
4.500%	06/01/39	87	95,217
4.500%	08/01/39	785	850,423
4.500%	10/01/39	16	17,556
4.500%	10/01/39	56	60,782
4.500%	10/01/39	1,047	1,134,602
4.500%	10/01/39	1,086	1,176,926
4.500%	12/01/39	75	81,418
4.500%	03/01/40	173	188,019

A38

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	05/01/40	74	$ 79,945
4.500%	08/01/40	260	281,320
4.500%	10/01/40	193	209,437
4.500%	02/01/41	28	30,063
4.500%	02/01/41	44	47,438
4.500%	02/01/41	50	53,810
4.500%	02/01/41	78	84,493
4.500%	03/01/41	128	138,875
4.500%	04/01/41	213	231,381
4.500%	04/01/41	553	599,720
4.500%	10/01/41	1,810	1,961,977
4.500%	02/01/44	47	50,187
4.500%	03/01/44	23	24,004
4.500%	03/01/44	53	56,310
4.500%	03/01/44	70	74,964
5.000%	06/01/23	42	43,609
5.000%	07/01/25	—(r )	497
5.000%	07/01/33	1	1,059
5.000%	11/01/33	4	4,393
5.000%	11/01/33	6	6,873
5.000%	11/01/33	7	7,459
5.000%	11/01/33	11	12,480
5.000%	07/01/35	1,712	1,891,536
5.000%	11/01/35	212	233,833
5.000%	12/01/35	3	3,228
5.000%	04/01/40	16	18,162
5.000%	04/01/40	148	164,052
5.000%	06/01/40	121	134,777
5.000%	07/01/40	16	17,539
5.000%	07/01/40	98	108,339
5.000%	08/01/40	69	76,088
5.000%	08/01/40	175	193,737
5.000%	08/01/40	539	594,803
5.000%	06/01/41	233	258,795
5.000%	07/01/41	30	33,261
5.000%	07/01/41	88	96,632
5.000%	07/01/41	104	114,465
5.000%	07/01/41	112	123,414
5.500%	09/01/20	2	1,704
5.500%	09/01/20	2	2,088
5.500%	09/01/20	3	3,018
5.500%	03/01/34	58	66,156
5.500%	07/01/35	40	45,504
5.500%	01/01/38	1,097	1,241,079
5.500%	06/01/41	415	470,608
6.000%	10/01/32	—(r )	298
6.000%	03/01/33	12	14,355
6.000%	12/01/33	27	30,666
6.000%	12/01/33	338	389,096
6.000%	06/01/37	2	2,686
6.000%	07/01/38	7	7,797
6.000%	08/01/38	13	15,013
6.500%	08/01/36	20	23,250
6.500%	09/01/39	54	61,852
7.000%	06/01/32	1	1,030
7.000%	06/01/32	1	1,401
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.250% (Cap 11.163%, Floor 2.250%)
4.543%(c)	10/01/36	3	$ 3,314
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.326%, Floor 1.625%)
4.560%(c)	04/01/37	62	64,884
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.723% (Cap 10.348%, Floor 1.723%)
4.723%(c)	01/01/36	1	1,471
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725% (Cap 10.793%, Floor 1.725%)
4.475%(c)	07/01/35	3	3,380
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733% (Cap 10.195%, Floor 1.733%)
4.858%(c)	02/01/37	28	28,792
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.747% (Cap 10.393%, Floor 1.747%)
4.872%(c)	02/01/37	11	11,085
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 9.780%, Floor 1.750%)
4.831%(c)	02/01/35	26	27,658
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 9.660%, Floor 1.785%)
4.535%(c)	09/01/32	—(r )	387
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.811% (Cap 10.027%, Floor 1.811%)
4.621%(c)	03/01/36	8	8,302
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.831% (Cap 10.907%, Floor 1.831%)
4.781%(c)	01/01/37	7	6,841
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.852% (Cap 10.353%, Floor 1.852%)
4.937%(c)	02/01/37	13	13,445
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.900% (Cap 9.900%, Floor 1.900%)
4.775%(c)	11/01/35	1	1,552
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.979% (Cap 11.118%, Floor 1.979%)
4.848%(c)	11/01/36	6	6,363
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.055% (Cap 11.063%, Floor 2.055%)
4.928%(c)	12/01/36	1	1,441
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.163% (Cap 10.818%, Floor 2.163%)
5.203%(c)	02/01/37	18	18,884
Federal National Mortgage Assoc.
1.500%	06/22/20	13,193	13,156,230
2.500%	TBA	19,000	19,158,457
2.500%	11/01/29	22	22,541
2.500%	07/01/30	1,394	1,411,158
2.500%	07/01/30	2,187	2,214,598
2.500%	01/01/31	250	252,542
2.500%	01/01/32	3,076	3,104,262
2.500%	06/01/32	3,845	3,883,392
2.500%	11/01/42	352	350,557
2.500%	01/01/43	90	90,400
2.500%	02/01/43	78	77,697
2.500%	02/01/43	4,671	4,666,525

A39

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	03/01/43	245	$ 244,592
2.500%	03/01/43	439	439,065
2.500%	07/01/46	24	23,921
3.000%	TBA	31,870	32,328,131
3.000%	TBA	32,675	33,390,624
3.000%	01/01/27	451	463,091
3.000%	10/01/28	4,454	4,573,658
3.000%	11/01/28	998	1,026,224
3.000%	02/01/29	1,036	1,063,787
3.000%	09/01/32	1,890	1,937,263
3.000%	10/01/32	2,109	2,159,576
3.000%	12/01/32	14,134	14,506,047
3.000%	04/01/33	28	28,288
3.000%	06/01/33	46	47,035
3.000%	11/01/33	2,417	2,487,760
3.000%	11/01/36	5,339	5,514,499
3.000%	10/01/37	5,320	5,470,665
3.000%	03/01/38	3,972	4,085,583
3.000%	09/01/42	485	499,780
3.000%	10/01/42	482	496,971
3.000%	10/01/42	1,378	1,420,332
3.000%	11/01/42	267	275,422
3.000%	11/01/42	314	323,771
3.000%	01/01/43	42	43,634
3.000%	01/01/43	2,483	2,558,245
3.000%	02/01/43	10	10,591
3.000%	02/01/43	13	12,987
3.000%	02/01/43	28	28,717
3.000%	02/01/43	43	44,810
3.000%	02/01/43	47	47,860
3.000%	02/01/43	60	61,943
3.000%	02/01/43	211	217,878
3.000%	02/01/43	3,663	3,774,604
3.000%	03/01/43	56	57,375
3.000%	03/01/43	126	129,386
3.000%	03/01/43	559	575,235
3.000%	04/01/43	18	18,050
3.000%	04/01/43	48	49,199
3.000%	04/01/43	7,337	7,560,151
3.000%	05/01/43	48	49,417
3.000%	05/01/43	110	113,120
3.000%	05/01/43	168	173,593
3.000%	05/01/43	1,357	1,398,525
3.000%	07/01/43	308	317,705
3.000%	08/01/43	120	123,140
3.000%	08/01/43	730	745,694
3.000%	08/01/43	1,379	1,420,360
3.000%	08/01/43	5,915	6,079,249
3.000%	02/01/44	192	196,680
3.000%	03/01/44	7,340	7,562,891
3.000%	09/01/44	308	317,453
3.000%	12/01/44	16	16,879
3.000%	04/01/45	134	137,993
3.000%	05/01/45	17	17,941
3.000%	05/01/45	311	318,744
3.000%	07/01/45	132	135,782
3.000%	07/01/45	134	137,895
3.000%	08/01/45	822	842,959
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	09/01/45	270	$ 276,712
3.000%	07/01/46	18,560	19,009,281
3.000%	08/01/46	612	625,659
3.000%	09/01/46	656	675,356
3.000%	10/01/46	404	414,242
3.000%	10/01/46	4,177	4,286,661
3.000%	10/01/46	6,320	6,473,727
3.000%	10/01/46	13,523	13,885,208
3.000%	11/01/46	874	899,010
3.000%	11/01/46	1,229	1,264,269
3.000%	11/01/46	1,938	1,993,776
3.000%	11/01/46	2,316	2,382,273
3.000%	11/01/46	4,125	4,253,310
3.000%	11/01/46	4,359	4,483,867
3.000%	11/01/46	5,155	5,285,871
3.000%	11/01/46	7,011	7,194,549
3.000%	12/01/46	1,140	1,172,346
3.000%	12/01/46	4,161	4,269,843
3.000%	12/01/46	5,664	5,812,326
3.000%	12/01/46	6,277	6,461,050
3.000%	12/01/46	6,339	6,519,988
3.000%	12/01/46	12,980	13,351,874
3.000%	01/01/47	3,541	3,642,724
3.000%	02/01/47	3,587	3,695,692
3.000%	06/01/47	2,158	2,225,348
3.000%	11/01/48	2,234	2,278,921
3.500%	TBA	4,850	5,015,961
3.500%	TBA	4,850	5,016,719
3.500%	TBA	51,075	52,396,765
3.500%	10/01/28	578	599,819
3.500%	07/01/30	98	102,349
3.500%	08/01/30	510	532,798
3.500%	11/01/32	4,086	4,290,918
3.500%	01/01/34	13	13,682
3.500%	01/01/34	33	34,236
3.500%	01/01/34	66	69,031
3.500%	01/01/34	101	104,573
3.500%	02/01/35	355	369,185
3.500%	01/01/36	3,211	3,339,164
3.500%	12/01/41	175	184,910
3.500%	06/01/42	405	424,471
3.500%	06/01/42	659	691,021
3.500%	07/01/42	541	566,375
3.500%	07/01/42	4,363	4,572,844
3.500%	08/01/42	1,092	1,144,653
3.500%	09/01/42	1,542	1,616,071
3.500%	10/01/42	1,559	1,633,070
3.500%	11/01/42	250	262,226
3.500%	01/01/43	255	266,939
3.500%	01/01/43	939	983,927
3.500%	01/01/43	1,400	1,467,051
3.500%	03/01/43	5,333	5,587,844
3.500%	04/01/43	190	198,792
3.500%	06/01/43	689	725,446
3.500%	06/01/43	785	823,591
3.500%	06/01/43	5,190	5,438,903
3.500%	07/01/43	161	169,277
3.500%	07/01/43	243	254,675

A40

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/01/43	336	$ 352,997
3.500%	07/01/43	513	537,861
3.500%	07/01/43	899	946,112
3.500%	08/01/43	221	231,790
3.500%	08/01/43	267	280,691
3.500%	08/01/43	1,805	1,890,938
3.500%	09/01/43	2,350	2,468,754
3.500%	10/01/43	886	928,329
3.500%	01/01/44	903	945,756
3.500%	01/01/44	2,635	2,767,070
3.500%	01/01/44	4,096	4,292,278
3.500%	03/01/44	1,062	1,118,803
3.500%	07/01/44	643	676,310
3.500%	12/01/44	2,485	2,603,724
3.500%	12/01/44	2,645	2,772,094
3.500%	02/01/45	1,175	1,231,066
3.500%	03/01/45	3,369	3,538,515
3.500%	04/01/45	5,305	5,525,845
3.500%	04/01/45	7,527	7,877,045
3.500%	06/01/45	5,722	5,960,338
3.500%	07/01/45	3,720	3,877,308
3.500%	09/01/45	9,082	9,465,993
3.500%	11/01/45	129	134,259
3.500%	11/01/45	10,311	10,738,383
3.500%	12/01/45	1,329	1,384,414
3.500%	12/01/45	1,489	1,551,116
3.500%	12/01/45	26,763	27,874,340
3.500%	01/01/46	1,233	1,290,147
3.500%	01/01/46	1,622	1,697,642
3.500%	01/01/46	2,102	2,188,743
3.500%	04/01/46	9,519	9,910,087
3.500%	05/01/46	1,575	1,650,704
3.500%	06/01/46	1,651	1,751,249
3.500%	04/01/47	2,321	2,403,292
3.500%	05/01/47	3,017	3,135,264
3.500%	11/01/47	4,648	4,808,391
3.500%	11/01/48	5,384	5,558,587
3.500%	07/01/49	6,590	6,779,278
4.000%	TBA	19,045	19,761,419
4.000%	TBA	19,045	19,771,091
4.000%	11/01/40	1,530	1,637,472
4.000%	11/01/40	6,287	6,681,242
4.000%	12/01/40	1,661	1,773,873
4.000%	12/01/40	3,276	3,499,346
4.000%	01/01/41	179	191,211
4.000%	01/01/41	1,043	1,114,494
4.000%	02/01/41	200	213,720
4.000%	02/01/41	650	693,917
4.000%	03/01/41	1,592	1,700,050
4.000%	04/01/41	576	614,797
4.000%	10/01/41	644	687,730
4.000%	10/01/41	3,075	3,284,725
4.000%	11/01/41	547	584,203
4.000%	01/01/42	766	817,818
4.000%	01/01/42	1,083	1,156,278
4.000%	01/01/42	3,786	4,044,443
4.000%	02/01/42	65	69,737
4.000%	02/01/42	586	625,983
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	02/01/42	785	$ 838,890
4.000%	08/01/42	2,140	2,286,581
4.000%	09/01/43	5,642	6,007,294
4.000%	11/01/44	4,882	5,155,716
4.000%	05/01/45	413	436,529
4.000%	06/01/45	12,242	12,919,994
4.000%	07/01/45	242	254,788
4.000%	09/01/45	569	600,021
4.000%	10/01/45	1,155	1,218,546
4.000%	12/01/45	1,100	1,161,878
4.000%	03/01/46	6,066	6,402,731
4.000%	03/01/46	6,988	7,377,798
4.000%	09/01/46	417	439,544
4.000%	06/01/47	11,413	11,969,658
4.000%	08/01/47	3,239	3,401,321
4.000%	07/01/48	31,642	32,974,300
4.000%	10/01/48	8,730	9,185,234
4.000%	08/01/49	11,858	12,318,454
4.500%	TBA	9,580	10,087,306
4.500%	TBA	9,580	10,093,293
4.500%	11/01/19	—(r )	1
4.500%	11/01/20	1	687
4.500%	04/01/23	54	56,627
4.500%	12/01/23	1	1,325
4.500%	08/01/24	20	20,774
4.500%	04/01/26	85	89,141
4.500%	04/01/26	384	403,150
4.500%	07/01/26	39	40,698
4.500%	10/01/26	157	163,057
4.500%	01/01/27	631	663,008
4.500%	09/01/39	658	711,954
4.500%	12/01/39	887	960,442
4.500%	12/01/39	1,616	1,749,065
4.500%	04/01/40	1,110	1,202,272
4.500%	07/01/40	118	128,200
4.500%	09/01/40	1,666	1,805,242
4.500%	11/01/40	2,289	2,473,710
4.500%	12/01/40	199	215,619
4.500%	12/01/40	1,171	1,268,719
4.500%	02/01/41	240	259,913
4.500%	02/01/41	333	360,406
4.500%	02/01/41	651	705,275
4.500%	05/01/41	48	51,724
4.500%	06/01/41	138	149,516
4.500%	06/01/41	167	181,155
4.500%	08/01/41	48	52,096
4.500%	10/01/41	23	25,076
4.500%	10/01/41	27	29,059
4.500%	11/01/41	27	29,457
4.500%	11/01/41	640	693,583
4.500%	04/01/42	265	287,293
4.500%	08/01/42	56	59,030
4.500%	09/01/42	51	55,422
4.500%	09/01/42	84	90,850
4.500%	09/01/42	160	173,525
4.500%	10/01/42	392	424,287
4.500%	09/01/43	135	145,373
4.500%	11/01/43	96	103,251

A41

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	06/01/44	123	$ 133,232
4.500%	10/01/44	207	223,088
4.500%	02/01/45	83	89,053
4.500%	02/01/45	193	208,324
4.500%	11/01/47	4,048	4,380,314
4.500%	05/01/48	11,688	12,654,260
4.500%	05/01/49	11,142	11,906,480
5.000%	TBA	17,210	18,444,952
5.000%	12/01/19	—(r )	56
5.000%	01/01/20	—(r )	70
5.000%	05/01/20	2	1,615
5.000%	12/01/20	5	5,068
5.000%	02/01/21	5	5,045
5.000%	06/01/23	2	2,035
5.000%	09/01/23	498	532,296
5.000%	01/01/24	66	68,784
5.000%	06/01/24	37	38,218
5.000%	09/01/25	45	46,445
5.000%	04/01/34	14	15,464
5.000%	07/01/34	13	14,686
5.000%	03/01/35	577	637,473
5.000%	04/01/35	63	69,527
5.000%	04/01/35	667	736,847
5.000%	05/01/35	79	87,346
5.000%	06/01/35	21	23,039
5.000%	06/01/35	36	39,384
5.000%	06/01/35	79	87,034
5.000%	09/01/35	49	54,193
5.000%	10/01/35	96	105,903
5.000%	10/01/35	536	591,730
5.000%	03/01/36	184	203,156
5.000%	12/01/36	16	18,094
5.000%	12/01/36	779	860,280
5.000%	07/01/37	13	14,072
5.000%	02/01/38	69	76,209
5.000%	05/01/38	433	477,761
5.000%	06/01/39	55	60,829
5.000%	06/01/40	272	300,621
5.000%	08/01/40	470	519,780
5.000%	04/01/41	881	971,297
5.000%	06/01/41	31	34,054
5.000%	06/01/41	186	205,021
5.000%	08/01/41	97	105,694
5.000%	09/01/41	420	454,226
5.000%	01/01/42	516	570,046
5.000%	02/01/42	140	154,409
5.000%	05/01/42	299	329,799
5.000%	07/01/42	666	735,903
5.000%	11/01/44	1,143	1,261,598
5.000%	08/01/48	1,526	1,635,365
5.000%	08/01/48	2,061	2,207,068
5.000%	12/01/48	374	400,503
5.500%	TBA	2,765	2,995,078
5.500%	10/01/19	—(r )	6
5.500%	07/01/20	—(r )	408
5.500%	08/01/21	1	1,252
5.500%	09/01/21	1	1,016
5.500%	09/01/21	1	1,337
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	09/01/21	3	$ 2,810
5.500%	11/01/21	8	7,701
5.500%	03/01/22	—(r )	124
5.500%	03/01/22	3	2,853
5.500%	05/01/22	1	819
5.500%	07/01/22	1	560
5.500%	07/01/22	1	1,292
5.500%	08/01/22	—(r )	10
5.500%	08/01/22	7	6,899
5.500%	01/01/23	87	89,882
5.500%	09/01/34	234	264,630
5.500%	11/01/34	18	20,852
5.500%	12/01/34	74	83,779
5.500%	04/01/35	49	54,838
5.500%	11/01/35	224	253,145
5.500%	12/01/35	60	68,359
5.500%	01/01/36	9	9,687
5.500%	01/01/36	62	70,061
5.500%	03/01/36	8	9,245
5.500%	03/01/36	14	15,470
5.500%	05/01/36	294	331,175
5.500%	05/01/36	583	658,780
5.500%	07/01/36	1,215	1,373,492
5.500%	11/01/36	5	5,855
5.500%	08/01/37	14	15,401
5.500%	08/01/37	88	99,282
5.500%	08/01/37	367	414,844
5.500%	08/01/37	675	763,103
5.500%	09/01/37	240	270,352
5.500%	02/01/38	90	102,061
5.500%	02/01/38	577	652,027
5.500%	09/01/38	334	377,914
5.500%	04/01/39	175	197,037
5.500%	05/01/39	198	223,451
5.500%	03/01/40	365	412,744
5.500%	03/01/41	2,799	3,165,456
5.500%	09/01/41	3	3,374
5.500%	09/01/41	567	640,273
6.000%	04/01/21	1	1,324
6.000%	07/01/21	—(r )	81
6.000%	11/01/32	14	15,686
6.000%	03/01/33	15	16,726
6.000%	04/01/33	21	23,635
6.000%	02/01/34	142	162,945
6.000%	08/01/34	11	13,017
6.000%	11/01/34	10	11,236
6.000%	11/01/34	606	697,273
6.000%	11/01/35	98	112,909
6.000%	12/01/35	22	25,869
6.000%	02/01/36	735	845,301
6.000%	04/01/36	—(r )	70
6.000%	05/01/36	201	230,996
6.000%	05/01/36	235	270,810
6.000%	06/01/36	24	27,192
6.000%	09/01/36	26	29,531
6.000%	09/01/36	1,630	1,875,495
6.000%	11/01/36	50	57,445
6.000%	12/01/36	4	4,690

A42

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	01/01/37	—(r )	$ 165
6.000%	01/01/37	21	24,140
6.000%	02/01/37	15	16,944
6.000%	02/01/37	216	247,818
6.000%	03/01/37	83	95,950
6.000%	03/01/37	539	620,733
6.000%	03/01/37	1,204	1,385,269
6.000%	05/01/37	—(r )	382
6.000%	05/01/37	10	11,897
6.000%	06/01/37	28	32,310
6.000%	08/01/37	182	209,689
6.000%	08/01/37	1,006	1,156,974
6.000%	10/01/37	17	19,046
6.000%	02/01/38	73	83,343
6.000%	03/01/38	652	750,821
6.000%	04/01/38	27	31,373
6.000%	05/01/38	183	210,821
6.000%	08/01/38	19	21,552
6.000%	09/01/38	38	43,849
6.000%	10/01/38	147	168,668
6.000%	12/01/38	7	7,936
6.000%	04/01/39	12	13,442
6.000%	06/01/39	220	253,671
6.000%	09/01/39	789	907,927
6.000%	10/01/39	239	275,172
6.000%	02/01/40	118	136,117
6.000%	10/01/40	226	260,198
6.500%	07/01/32	7	8,079
6.500%	07/01/32	56	63,603
6.500%	07/01/32	95	107,455
6.500%	12/01/32	8	8,643
6.500%	12/01/32	24	27,739
6.500%	07/01/35	28	31,941
6.500%	12/01/35	253	288,608
6.500%	07/01/36	4	4,678
6.500%	07/01/36	929	1,076,836
6.500%	08/01/36	47	54,126
6.500%	08/01/36	169	193,379
6.500%	08/01/36	203	231,203
6.500%	09/01/36	97	109,990
6.500%	09/01/36	392	457,141
6.500%	10/01/36	12	13,297
6.500%	10/01/36	199	226,950
6.500%	11/01/36	9	9,994
6.500%	12/01/36	4	4,475
6.500%	08/01/37	13	14,912
6.500%	10/01/37	5	5,000
6.500%	10/01/37	132	152,270
6.500%	08/01/38	67	76,890
6.500%	06/01/39	47	54,052
6.500%	10/01/39	233	266,865
6.500%	05/01/40	224	258,455
6.500%	05/01/40	267	306,636
7.000%	01/01/31	—(r )	203
7.000%	04/01/32	—(r )	253
7.000%	04/01/37	28	29,495
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340% (Cap 11.163%, Floor 1.340%)
4.340%(c)	12/01/35	3	$ 3,197
Federal National Mortgage Assoc., 12 Month LIBOR + 1.543% (Cap 9.682%, Floor 1.543%)
4.305%(c)	07/01/35	7	7,154
Federal National Mortgage Assoc., 12 Month LIBOR + 1.569% (Cap 10.469%, Floor 1.569%)
4.303%(c)	12/01/35	10	10,151
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655% (Cap 10.865%, Floor 1.655%)
4.279%(c)	08/01/37	7	7,497
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700% (Cap 10.698%, Floor 1.700%)
4.575%(c)	11/01/37	41	43,020
Federal National Mortgage Assoc., 12 Month LIBOR + 1.884% (Cap 11.042%, Floor 1.884%)
4.514%(c)	08/01/36	8	8,641
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892% (Cap 10.732%, Floor 1.892%)
4.852%(c)	12/01/35	3	2,861
Government National Mortgage Assoc.
3.000%	TBA	10,314	10,575,073
3.000%	TBA	21,276	21,832,002
3.000%	10/15/42	70	72,267
3.000%	12/15/42	20	20,183
3.000%	05/15/43	53	54,781
3.000%	06/15/43	9	9,349
3.000%	07/15/43	126	129,865
3.000%	08/20/43	1,590	1,644,683
3.000%	09/20/43	1,518	1,570,365
3.000%	01/20/44	156	161,658
3.000%	02/20/44	433	447,850
3.000%	04/20/46	1,319	1,360,033
3.000%	05/20/46	176	181,039
3.000%	05/20/46	397	410,908
3.000%	06/20/46	867	894,350
3.000%	07/20/46	252	260,251
3.000%	07/20/46	424	438,267
3.000%	07/20/46	649	670,308
3.000%	07/20/46	726	750,012
3.000%	07/20/46	1,023	1,055,592
3.000%	07/20/46	1,324	1,366,932
3.000%	08/20/46	350	361,308
3.000%	08/20/46	510	526,846
3.000%	08/20/46	555	573,806
3.000%	08/20/46	25,488	26,280,479
3.000%	09/20/46	287	296,413
3.000%	09/20/46	336	347,251
3.000%	09/20/46	7,683	7,926,315
3.500%	TBA	29,625	30,675,183
3.500%	05/20/42	51	54,454
3.500%	07/20/42	2,714	2,881,828
3.500%	08/20/42	1,270	1,349,089
3.500%	09/20/42	4,120	4,375,764
3.500%	10/20/42	1,913	2,031,905
3.500%	11/20/42	29	30,717
3.500%	12/20/42	617	654,744

A43

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/20/43	1,496	$ 1,579,149
3.500%	04/20/43	61	65,296
3.500%	05/20/43	7,580	8,049,738
3.500%	06/20/43	2,332	2,476,145
3.500%	08/20/43	50	52,666
3.500%	11/15/43	1,378	1,458,749
3.500%	10/20/44	266	279,480
3.500%	02/15/45	305	319,589
3.500%	02/20/45	676	709,530
3.500%	04/20/45	140	147,405
3.500%	05/20/45	204	214,464
3.500%	05/20/45	491	515,359
3.500%	12/20/45	3,345	3,505,638
3.500%	01/20/46	156	164,382
3.500%	02/20/46	3,055	3,208,765
3.500%	02/20/46	3,367	3,536,509
3.500%	03/20/46	6,747	7,054,432
3.500%	04/20/46	5,266	5,507,496
3.500%	05/20/46	25	25,930
3.500%	05/20/46	43	45,579
3.500%	05/20/46	195	205,015
3.500%	05/20/46	4,886	5,101,772
3.500%	06/20/46	216	227,130
3.500%	06/20/46	2,007	2,094,283
3.500%	07/20/46	860	896,871
3.500%	07/20/47	7,304	7,592,244
3.500%	02/20/48	270	282,986
3.500%	02/20/48	13,006	13,644,686
3.500%	04/20/48	1,867	1,976,124
3.500%	01/20/49	6,830	7,089,241
4.000%	TBA	2,509	2,609,213
4.000%	TBA	5,043	5,242,258
4.000%	09/20/25	59	61,674
4.000%	11/20/25	116	120,018
4.000%	01/20/26	34	35,602
4.000%	02/20/41	115	122,022
4.000%	05/20/41	1,082	1,153,273
4.000%	10/15/41	40	43,639
4.000%	10/15/41	159	173,096
4.000%	10/15/41	189	205,971
4.000%	10/20/41	1,053	1,122,727
4.000%	11/20/41	206	219,111
4.000%	12/20/41	100	106,439
4.000%	09/20/42	94	100,242
4.000%	11/20/42	76	81,039
4.000%	02/20/44	2,728	2,907,912
4.000%	05/20/46	4,760	5,047,704
4.000%	05/20/47	11,217	11,751,244
4.000%	08/20/47	1,880	1,964,007
4.000%	11/20/47	16,074	16,782,541
4.000%	01/20/48	1,464	1,534,057
4.000%	06/20/48	6,851	7,124,554
4.000%	08/20/48	363	378,115
4.000%	10/20/48	3,923	4,079,770
4.000%	04/20/49	6,106	6,350,526
4.500%	TBA	3,832	4,004,386
4.500%	TBA	3,833	4,001,838
4.500%	05/15/39	14	15,823
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	11/20/39	143	$ 155,367
4.500%	02/20/40	1,245	1,359,443
4.500%	05/20/40	1,095	1,197,681
4.500%	06/15/40	9	9,981
4.500%	06/15/40	52	56,805
4.500%	06/15/40	159	173,126
4.500%	07/15/40	31	34,204
4.500%	08/15/40	71	77,704
4.500%	09/15/40	184	200,658
4.500%	09/20/40	599	654,734
4.500%	11/20/40	311	339,741
4.500%	02/20/41	1,376	1,505,102
4.500%	03/15/41	232	254,476
4.500%	03/20/41	1,570	1,717,212
4.500%	05/20/41	85	92,921
4.500%	07/20/41	185	202,665
4.500%	09/15/45	757	824,640
4.500%	01/20/46	753	803,958
4.500%	07/20/46	335	357,624
4.500%	08/20/46	542	577,351
4.500%	09/20/46	415	443,631
4.500%	01/20/47	1,253	1,343,670
4.500%	03/20/47	1,125	1,190,146
4.500%	07/20/47	3,706	3,914,797
4.500%	08/20/47	7,133	7,496,204
4.500%	09/20/47	1,014	1,065,593
4.500%	07/20/48	895	941,493
4.500%	04/20/49	7,603	7,953,046
5.000%	03/20/34	1	1,276
5.000%	07/20/39	212	234,042
5.000%	08/15/39	18	19,861
5.000%	09/15/39	170	190,606
5.000%	10/15/39	32	35,542
5.000%	10/15/39	175	196,830
5.000%	10/20/39	11	11,854
5.000%	12/15/39	3,969	4,460,571
5.000%	02/15/40	294	330,604
5.000%	02/15/40	294	330,604
5.000%	04/15/40	151	169,978
5.000%	05/20/40	884	977,796
5.000%	06/15/40	145	163,219
5.000%	06/20/40	614	679,232
5.000%	07/15/40	20	21,932
5.000%	08/15/40	29	32,182
5.000%	08/20/40	465	514,202
5.000%	09/15/40	23	25,770
5.000%	09/15/40	27	30,685
5.000%	09/20/40	307	339,812
5.000%	03/20/41	598	660,313
5.000%	08/20/41	643	710,489
5.000%	06/20/47	1,197	1,285,939
5.000%	07/20/47	779	836,429
5.000%	08/20/47	1,319	1,416,823
5.000%	09/20/47	4,807	5,161,709
5.000%	10/20/47	7,132	7,658,818
5.000%	11/20/47	2,705	2,904,388
5.000%	12/20/47	4,771	5,122,490
5.000%	01/20/48	3,933	4,213,908

A44

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	07/20/48	2,771	$ 2,998,213
5.000%	08/20/48	4,732	5,025,741
5.500%	10/20/32	2	2,199
5.500%	03/20/34	6	7,242
5.500%	01/20/36	1,290	1,448,258
5.500%	05/20/48	3,255	3,491,187
5.500%	12/20/48	2,595	2,774,320
5.500%	01/20/49	995	1,050,794
5.500%	03/20/49	2,824	3,018,467
6.000%	12/20/38	1,920	2,210,188
6.500%	09/20/32	4	5,065
6.500%	12/20/33	2	2,333
8.000%	09/15/22	—(r )	214
8.000%	07/15/23	—(r )	194
8.500%	06/15/26	1	1,420

Total U.S. Government Agency Obligations (cost $1,275,199,835)			1,293,523,776
U.S. Treasury Obligations — 3.6%
U.S. Treasury Bonds
2.500%	02/15/46	2,715	2,923,079
2.500%	05/15/46	19,885	21,415,213
2.750%	08/15/47	12,865	14,561,572
2.750%	11/15/47	8,000	9,060,938
2.875%	08/15/45	17,245	19,871,494
2.875%	11/15/46	11,775	13,624,963
3.000%	11/15/44	37,120	43,601,500
3.000%	05/15/45(k)	44,806	52,753,814
3.000%	05/15/47	5,190	6,149,947
3.000%	08/15/48	16,795	19,972,929
3.125%	02/15/43	30,805	36,740,979
4.375%	11/15/39	3,575	5,014,915
4.500%	02/15/36	3,725	5,134,971
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	31	31,152
0.125%	07/15/22	39	38,865
0.250%	07/15/29	22	21,931
0.375%	07/15/27	26	26,187
0.500%	04/15/24	65	65,883
1.000%	02/15/49	28	31,578
U.S. Treasury Notes
1.250%	08/31/24	5,700	5,620,066
1.375%	10/31/20	21,445	21,346,152
1.500%	11/30/19	8,645	8,637,086
1.625%	08/31/22	8,700	8,707,477
1.750%	07/31/24	23,400	23,606,578
1.875%	09/30/22	41,560	41,928,520
2.000%	08/31/21	19,125	19,243,037
2.000%	08/15/25	6,500	6,644,219
2.250%	04/30/21	5,000	5,040,039
2.250%	02/15/27	8,165	8,518,710
2.375%	05/15/29	50,500	53,628,633
2.500%	01/31/24	23,000	23,890,352
2.625%	07/15/21	7,720	7,845,450
2.625%	12/31/25	7,800	8,267,695
2.750%	08/15/21	12,015	12,250,137
2.875%	10/31/23	4,455	4,683,493
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.875%	08/15/28	5,145	$ 5,657,088

Total U.S. Treasury Obligations (cost $478,655,448)			516,556,642

Total Long-Term Investments (cost $11,341,258,310)			12,943,833,316

	Shares
Short-Term Investments — 17.0%
Affiliated Mutual Funds — 16.6%
PGIM Core Ultra Short Bond Fund(w)	1,730,681,207	1,730,681,207
PGIM Institutional Money Market Fund (cost $673,352,394; includes $672,062,629 of cash collateral for securities on loan)(b)(w)	673,241,228	673,308,552

Total Affiliated Mutual Funds (cost $2,404,033,601)		2,403,989,759

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(n) — 0.4%
U.S. Treasury Bills
2.149%	11/07/19(h)(k)	57,833	57,730,764
(cost $57,706,394)
Options Purchased*~ — 0.0%
(cost $538,590)			325,890

Total Short-Term Investments (cost $2,462,278,585)			2,462,046,413

TOTAL INVESTMENTS(z)—106.4% (cost $13,803,536,895)			15,408,879,729

Liabilities in excess of other assets — (6.4)%			(932,953,993)

Net Assets — 100.0%			$ 14,472,925,736

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand

A45

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FREMF	Freddie Mac Mortgage Trust
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
SLM	Student Loan Mortgage
SMB	Sallie Mae Bank
SPI	Swiss Performance Index
STACR	Structured Agency Credit Risk
STOXX	Stock Index of the Eurozone
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
XTSE	Toronto Stock Exchange
Q	Quarterly payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $24,000 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $658,348,718; cash collateral of $672,062,629 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of September 30, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Citibank, N.A.	12/05/19	1.14	—	EUR	12,000	$ 8,277
Currency Option USD vs CNH	Call	Bank of America, N.A.	11/15/19	6.98	—		6,000	153,230
Currency Option USD vs CNH	Call	Barclays Bank PLC	11/27/19	6.97	—		6,000	164,383
Total Options Purchased (cost $538,590)								$325,890
A46

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,285	2 Year U.S. Treasury Notes	Dec. 2019	$492,417,500	$ (1,172,122)
871	5 Year U.S. Treasury Notes	Dec. 2019	103,778,289	(696,178)
757	10 Year U.S. Treasury Notes	Dec. 2019	98,646,563	(947,007)
864	20 Year U.S. Treasury Bonds	Dec. 2019	140,238,000	(1,700,656)
894	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	171,564,187	(3,585,013)
250	ASX SPI 200 Index	Dec. 2019	28,187,623	93,320
1,610	Euro STOXX 50 Index	Dec. 2019	62,384,056	754,575
587	FTSE 100 Index	Dec. 2019	53,289,822	509,720
456	Mini MSCI EAFE Index	Dec. 2019	43,283,520	(294,161)
1,167	Russell 2000 E-Mini Index	Dec. 2019	88,983,750	(3,238,416)
3,764	S&P 500 E-Mini Index	Dec. 2019	560,553,700	(5,493,527)
266	TOPIX Index	Dec. 2019	39,066,636	1,583,463
				(14,186,002)
Short Positions:
293	10 Year U.S. Treasury Notes	Dec. 2019	38,181,562	360,085
797	10 Year U.S. Ultra Treasury Notes	Dec. 2019	113,497,781	1,777,350
				2,137,435
				$(12,048,567)
Forward foreign currency exchange contracts outstanding at September 30, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 11/08/19	BNP Paribas S.A.	ARS	22,657	$ 366,766	$ 340,496	$ —	$ (26,270)
Australian Dollar,
Expiring 10/15/19	Deutsche Bank AG	AUD	471	319,513	318,086	—	(1,427)
Expiring 10/15/19	Goldman Sachs International	AUD	266	182,610	179,640	—	(2,970)
Expiring 10/15/19	HSBC Bank USA, N.A.	AUD	9,020	6,193,902	6,091,570	—	(102,332)
Brazilian Real,
Expiring 10/02/19	BNP Paribas S.A.	BRL	5,124	1,227,849	1,233,052	5,203	—
Expiring 10/02/19	Citibank, N.A.	BRL	1,719	421,530	413,660	—	(7,870)
Expiring 10/02/19	JPMorgan Chase Bank, N.A.	BRL	5,124	1,228,630	1,233,038	4,408	—
Expiring 10/02/19	Morgan Stanley & Co. LLC	BRL	1,888	461,670	454,328	—	(7,342)
Expiring 10/02/19	Morgan Stanley & Co. LLC	BRL	865	221,081	208,154	—	(12,927)
British Pound,
Expiring 10/15/19	Goldman Sachs International	GBP	23,024	28,509,802	28,328,078	—	(181,724)
Expiring 10/15/19	State Street Bank	GBP	850	1,049,569	1,045,816	—	(3,753)
Canadian Dollar,
Expiring 10/15/19	JPMorgan Chase Bank, N.A.	CAD	7,794	5,929,895	5,884,406	—	(45,489)
Euro,
Expiring 10/15/19	BNP Paribas S.A.	EUR	398	436,640	434,339	—	(2,301)
Expiring 10/15/19	State Street Bank	EUR	1,200	1,328,173	1,309,565	—	(18,608)
Expiring 10/15/19	State Street Bank	EUR	1,200	1,329,574	1,309,565	—	(20,009)
Expiring 10/15/19	UBS AG	EUR	40,394	44,678,271	44,082,122	—	(596,149)
Expiring 11/22/19	Barclays Bank PLC	EUR	728	806,010	797,176	—	(8,834)
Expiring 11/22/19	BNP Paribas S.A.	EUR	219	243,405	240,163	—	(3,242)
Indonesian Rupiah,
Expiring 10/04/19	Barclays Bank PLC	IDR	603	604,044	603,338	—	(706)
Expiring 10/04/19	BNP Paribas S.A.	IDR	4,284,183	302,129	301,669	—	(460)
Expiring 10/04/19	Citibank, N.A.	IDR	4,284,183	303,090	301,669	—	(1,421)
Expiring 10/04/19	Credit Suisse International	IDR	4,284,183	304,123	301,669	—	(2,454)
A47

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 10/15/19	Citibank, N.A.	JPY	3,972,753	$ 36,963,613	$ 36,782,928	$ —	$ (180,685)
Expiring 10/15/19	Citibank, N.A.	JPY	80,000	751,079	740,704	—	(10,375)
Expiring 10/15/19	State Street Bank	JPY	46,775	433,362	433,080	—	(282)
Expiring 10/15/19	UBS AG	JPY	180,000	1,668,108	1,666,584	—	(1,524)
Mexican Peso,
Expiring 11/22/19	HSBC Bank USA, N.A.	MXN	25,565	1,265,375	1,283,974	18,599	—
New Taiwanese Dollar,
Expiring 10/04/19	JPMorgan Chase Bank, N.A.	TWD	47,992	1,557,044	1,547,278	—	(9,766)
Singapore Dollar,
Expiring 10/15/19	HSBC Bank USA, N.A.	SGD	4,159	3,014,124	3,009,635	—	(4,489)
South Korean Won,
Expiring 10/11/19	HSBC Bank USA, N.A.	KRW	3,691,182	3,124,678	3,086,879	—	(37,799)
Swedish Krona,
Expiring 10/15/19	Credit Suisse International	SEK	4,262	444,545	433,419	—	(11,126)
Expiring 10/15/19	Morgan Stanley & Co. LLC	SEK	3,628	373,939	368,945	—	(4,994)
Expiring 10/15/19	State Street Bank	SEK	73,525	7,611,627	7,477,035	—	(134,592)
Swiss Franc,
Expiring 10/15/19	Bank of America, N.A.	CHF	455	460,560	456,534	—	(4,026)
Expiring 10/15/19	BNP Paribas S.A.	CHF	393	394,702	394,325	—	(377)
Expiring 10/15/19	HSBC Bank USA, N.A.	CHF	16,626	16,777,201	16,682,052	—	(95,149)
				$171,288,233	$169,774,971	28,210	(1,541,472)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Peso,
Expiring 11/08/19	Goldman Sachs International	ARS	22,657	$ 453,049	$ 340,496	$112,553	$ —
Brazilian Real,
Expiring 10/02/19	HSBC Bank USA, N.A.	BRL	5,730	1,482,743	1,378,880	103,863	—
Expiring 10/02/19	Morgan Stanley & Co. LLC	BRL	4,518	1,155,854	1,087,210	68,644	—
Expiring 10/02/19	Morgan Stanley & Co. LLC	BRL	4,472	1,150,324	1,076,141	74,183	—
Expiring 12/03/19	BNP Paribas S.A.	BRL	5,124	1,223,422	1,228,249	—	(4,827)
Expiring 12/03/19	JPMorgan Chase Bank, N.A.	BRL	5,124	1,224,139	1,228,234	—	(4,095)
British Pound,
Expiring 10/15/19	HSBC Bank USA, N.A.	GBP	528	653,129	649,637	3,492	—
Chilean Peso,
Expiring 12/06/19	Barclays Bank PLC	CLP	1,036,626	1,439,201	1,423,655	15,546	—
Expiring 12/06/19	BNP Paribas S.A.	CLP	347,880	484,648	477,763	6,885	—
Expiring 12/06/19	BNP Paribas S.A.	CLP	347,880	485,358	477,763	7,595	—
Expiring 12/06/19	BNP Paribas S.A.	CLP	347,880	481,002	477,763	3,239	—
Expiring 12/06/19	HSBC Bank USA, N.A.	CLP	347,880	485,154	477,762	7,392	—
Expiring 12/06/19	JPMorgan Chase Bank, N.A.	CLP	347,882	485,002	477,766	7,236	—
Expiring 12/06/19	JPMorgan Chase Bank, N.A.	CLP	347,880	483,536	477,763	5,773	—
Euro,
Expiring 11/22/19	BNP Paribas S.A.	EUR	3,350	3,744,061	3,665,930	78,131	—
Expiring 11/22/19	BNP Paribas S.A.	EUR	110	122,939	120,373	2,566	—
Expiring 11/22/19	Goldman Sachs International	EUR	3,369	3,764,319	3,686,722	77,597	—
Expiring 11/22/19	Goldman Sachs International	EUR	111	124,025	121,468	2,557	—
Expiring 11/22/19	State Street Bank	EUR	3,369	3,765,363	3,686,721	78,642	—
Expiring 11/22/19	State Street Bank	EUR	111	124,059	121,468	2,591	—
Indonesian Rupiah,
Expiring 10/04/19	Credit Suisse International	IDR	21,420,914	1,497,652	1,508,345	—	(10,693)
Expiring 01/16/20	Barclays Bank PLC	IDR	13,119,377	910,793	913,332	—	(2,539)
A48

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 01/16/20	Citibank, N.A.	IDR	4,284,183	$ 298,425	$ 298,253	$ 172	$ —
Expiring 01/16/20	Credit Suisse International	IDR	4,284,183	299,614	298,252	1,362	—
Expiring 01/16/20	Credit Suisse International	IDR	4,284,183	297,454	298,252	—	(798)
Mexican Peso,
Expiring 11/22/19	BNP Paribas S.A.	MXN	23,620	1,188,698	1,186,275	2,423	—
Expiring 11/22/19	Citibank, N.A.	MXN	28,635	1,459,226	1,438,163	21,063	—
Expiring 11/22/19	Citibank, N.A.	MXN	24,727	1,255,932	1,241,876	14,056	—
Expiring 11/22/19	Goldman Sachs International	MXN	11,810	591,150	593,144	—	(1,994)
Expiring 11/22/19	JPMorgan Chase Bank, N.A.	MXN	35,430	1,787,042	1,779,433	7,609	—
Expiring 11/22/19	JPMorgan Chase Bank, N.A.	MXN	11,810	591,091	593,144	—	(2,053)
New Taiwanese Dollar,
Expiring 10/04/19	HSBC Bank USA, N.A.	TWD	47,992	1,515,856	1,547,279	—	(31,423)
Peruvian Nuevo Sol,
Expiring 10/11/19	Barclays Bank PLC	PEN	5,139	1,549,562	1,524,126	25,436	—
South African Rand,
Expiring 12/13/19	Bank of America, N.A.	ZAR	4,275	278,729	279,531	—	(802)
Expiring 12/13/19	Bank of America, N.A.	ZAR	4,275	277,166	279,530	—	(2,364)
Expiring 12/13/19	BNP Paribas S.A.	ZAR	4,275	276,833	279,530	—	(2,697)
Expiring 12/13/19	Citibank, N.A.	ZAR	4,275	274,235	279,530	—	(5,295)
Expiring 12/13/19	Citibank, N.A.	ZAR	4,275	277,763	279,530	—	(1,767)
Expiring 01/10/20	Bank of America, N.A.	ZAR	8,550	553,239	556,986	—	(3,747)
Expiring 01/10/20	Barclays Bank PLC	ZAR	4,277	273,730	278,641	—	(4,911)
Expiring 01/10/20	HSBC Bank USA, N.A.	ZAR	4,275	274,380	278,494	—	(4,114)
Expiring 01/10/20	State Street Bank	ZAR	4,275	275,726	278,493	—	(2,767)
South Korean Won,
Expiring 10/11/19	HSBC Bank USA, N.A.	KRW	3,691,182	3,034,513	3,086,879	—	(52,366)
Swiss Franc,
Expiring 10/15/19	UBS AG	CHF	357	360,471	358,204	2,267	—
				$42,730,607	$42,136,986	732,873	(139,252)
						$761,083	$(1,680,724)
Credit default swap agreements outstanding at September 30, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Bank of China	06/20/24	1.000%(Q)	3,000	$ (66,828)	$ (62,447)	$(4,381)	Citibank, N.A.
Republic of Korea	06/20/24	1.000%(Q)	2,700	(86,615)	(91,018)	4,403	Citibank, N.A.
				$(153,443)	$(153,465)	$ 22

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Devon Energy Corp.	12/20/24	1.000%(Q)	475	1.068%	$(1,563)	$—	$(1,563)	BNP Paribas S.A.

A49

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Credit default swap agreements outstanding at September 30, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2019(4)	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.31.V1	06/20/24	1.000%(Q)	18,500	2.086%	$ (639,175)	$ (861,756)	$ (222,581)
CDX.EM.31.V1	06/20/24	1.000%(Q)	18,900	2.086%	(479,115)	(880,389)	(401,274)
CDX.EM.31.V1	06/20/24	1.000%(Q)	29,000	2.086%	(1,087,500)	(1,350,861)	(263,361)
CDX.EM.31.V1	06/20/24	1.000%(Q)	110,100	2.086%	(3,831,480)	(5,128,612)	(1,297,132)
CDX.NA.HY.32.V2	06/20/24	5.000%(Q)	3,960	3.293%	215,384	285,310	69,926
CDX.NA.HY.32.V2	06/20/24	5.000%(Q)	5,222	3.293%	325,529	376,252	50,723
CDX.NA.HY.32.V2	06/20/24	5.000%(Q)	33,190	3.293%	2,286,774	2,391,252	104,478
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	562,850	0.602%	11,402,309	11,244,705	(157,604)
					$ 8,192,726	$ 6,075,901	$(2,116,825)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A50